  As filed with the Securities and Exchange Commission on or about November 17,
                                     1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                         Securities Act Registration No. 33-7603
                                Investment Company Act Registration No. 811-4770


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No. ______                                  [ ]

         Post-Effective Amendment No. 12                                     [X]

                                   and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No. 13                                                    [X]

                      (Check appropriate box or boxes)

                        STRONG MUNICIPAL FUNDS, INC.
             (Exact Name of Registrant as Specified in Charter)

         100 HERITAGE RESERVE
      MENOMONEE FALLS, WISCONSIN                                     53051
(Address of Principal Executive Offices)                           (Zip Code)

     Registrant's Telephone Number, including Area Code:  (414) 359-3400

                               THOMAS P. LEMKE
                       STRONG CAPITAL MANAGEMENT, INC.
                            100 HERITAGE RESERVE
                      MENOMONEE FALLS, WISCONSIN  53051
                   (Name and Address of Agent for Service)

                                 Copies to:
                              SCOTT A. MOEHRKE
                            GODFREY & KAHN, S.C.
                           780 NORTH WATER STREET
                         MILWAUKEE, WISCONSIN  53202


     Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Securities Act of 1933; the Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1994 was filed on or about January 27, 1995.

     It is proposed that this filing will become effective (check appropriate box):

        [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485
        [X]    on November 30, 1995 pursuant to paragraph (b) of Rule 485
        [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [ ]    on (date) pursuant to paragraph (a)(1) of Rule 485
        [ ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485
        [ ]    on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

        [ ]    this post-effective amendment designates a new effective date for a  previously filed post-effective amendment.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          STRONG MUNICIPAL FUNDS, INC.

                             CROSS REFERENCE SHEET

                     FOR STRONG MUNICIPAL MONEY MARKET FUND

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)

                                                             CAPTION OR SUBHEADING IN PROSPECTUS OR
                   ITEM NO. ON FORM N-1A                     STATEMENT OF ADDITIONAL INFORMATION
                   ---------------------                     -----------------------------------
 PART A - INFORMATION REQUIRED IN PROSPECTUS

 1.   Cover Page                                             Cover Page

 2.   Synopsis                                               Expenses; Highlights

 3.   Condensed Financial Information                        Financial Highlights

 4.   General Description of Registrant                      Strong Municipal Income Funds; Investment
                                                             Objectives and Policies; Fundamentals of Fixed
                                                             Income Investing; Implementation of Policies and
                                                             Risks; About the Funds - Organization

 5.   Management of the Fund                                 About the Funds - Management; Financial Highlights

 5A.  Management's Discussion of Fund Performance            *

 6.   Capital Stock and Other Securities                     About the Funds - Organization, - Distributions and
                                                             Taxes; Shareholders Manual - Shareholder Services

 7.   Purchase of Securities Being Offered                   Shareholder Manual - How to Buy Shares,
                                                             - Determining Your Share Price, - Shareholder
                                                             Services

 8.   Redemption or Repurchase                               Shareholder Manual - How to Sell Shares,
                                                             - Determining Your Share Price, - Shareholder
                                                             Services

 9.   Pending Legal Proceedings                              Inapplicable

 PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL
      INFORMATION

 10.  Cover Page                                             Cover page

 11.  Table of Contents                                      Table of  Contents

 12.  General Information and History                        **

 13.  Investment Objectives and Policies                     Investment Restrictions; Investment Policies and
                                                             Techniques

 14.  Management of the Fund                                 Directors and Officers of the Funds

 15.  Control Persons and Principal Holders of Securities    Principal Shareholders; Directors and Officers of
                                                             the Funds; Investment Advisor and Distributor

 16.  Investment Advisory and Other Services                 Investment Advisor and Distributor; About the Funds
                                                              - Management (in Prospectus); Custodian; Transfer
                                                             Agent and Dividend-Disbursing Agent; Independent
                                                             Accountants; Legal Counsel

                                                             CAPTION OR SUBHEADING IN PROSPECTUS OR
                   ITEM NO. ON FORM N-1A                     STATEMENT OF ADDITIONAL INFORMATION
                   ---------------------                     -----------------------------------
 17.  Brokerage Allocation and Other Practices               Portfolio Transactions and Brokerage

 18.  Capital Stock and Other Securities                     Included in Prospectus under the heading About the
                                                             Funds - Organization and in the Statement of
                                                             Additional Information under the heading
                                                             Shareholder Meetings

 19.  Purchase, Redemption and Pricing of Securities Being   Included in Prospectus under the headings:
      Offered                                                Shareholder Manual - How to Buy Shares,
                                                             - Determining Your Share Price, - How to Sell
                                                             Shares, - Shareholder Services; and in the
                                                             Statement of Additional Information under the
                                                             headings:  Additional Shareholder Information;
                                                             Investment Advisor and Distributor; and
                                                             Determination of Net Asset Value

 20.  Tax Status                                             Included in Prospectus under the heading About the
                                                             Funds - Distributions and Taxes; and in the
                                                             Statement of Additional Information under the
                                                             heading Taxes

 21.  Underwriters                                           Investment Advisor and Distributor

 22.  Calculation of Performance Data                        Performance Information

 23.  Financial Statements                                   Financial Statements

*        Complete answer to Item is contained in the Fund's Annual Report.
**       Complete answer to Item is contained in the Fund's Prospectus.

                          STRONG MUNICIPAL FUNDS, INC.

                             CROSS REFERENCE SHEET

                      FOR STRONG MUNICIPAL ADVANTAGE FUND

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)

                                                            CAPTION OR SUBHEADING IN PROSPECTUS OR
                   ITEM NO. ON FORM N-1A                    STATEMENT OF ADDITIONAL INFORMATION
                   ---------------------                    -----------------------------------
 PART A - INFORMATION REQUIRED IN PROSPECTUS

 1.   Cover Page                                            Cover Page

 2.   Synopsis                                              Expenses

 3.   Condensed Financial Information                       Inapplicable

 4.   General Description of Registrant                     Investment Objective and Policies; Fundamentals of
                                                            Fixed Income Investing; Implementation of Policies
                                                            and Risks; About the Fund - Organization

 5.   Management of the Fund                                About the Fund - Management

 5A.  Management's Discussion of Fund Performance           Inapplicable

 6.   Capital Stock and Other Securities                    About the Fund - Organization, - Distributions and
                                                            Taxes; Shareholder Manual - Shareholder Services

 7.   Purchase of Securities Being Offered                  Shareholder Manual - How to Buy Shares,
                                                            - Determining Your Share Price, - Shareholder
                                                            Services

 8.   Redemption or Repurchase                              Shareholder Manual - How to Sell Shares,
                                                            - Determining Your Share Price, - Shareholder
                                                            Services

 9.   Pending Legal Proceedings                             Inapplicable

 PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
 10.  Cover Page                                            Cover page

 11.  Table of Contents                                     Table of Contents

 12.  General Information and History                       *

 13.  Investment Objectives and Policies                    Investment Restrictions; Investment Policies and
                                                            Techniques

 14.  Management of the Fund                                Directors and Officers of the Corporation

 15.  Control Persons and Principal Holders of Securities   Principal Shareholders; Directors and Officers of
                                                            the Corporation; Investment Advisor and Distributor

 16.  Investment Advisory and Other Services                Investment Advisor and Distributor; About the Fund
                                                            - Management (in Prospectus); Custodian; Transfer
                                                            Agent and Dividend-Disbursing Agent; Independent
                                                            Accountants; Legal Counsel

 17.  Brokerage Allocation and Other Practices              Portfolio Transactions and Brokerage

                                                            CAPTION OR SUBHEADING IN PROSPECTUS OR
                   ITEM NO. ON FORM N-1A                    STATEMENT OF ADDITIONAL INFORMATION
                   ---------------------                    -----------------------------------
 18.  Capital Stock and Other Securities                    Included in Prospectus under the heading About the
                                                            Fund - Organization and in the Statement of
                                                            Additional Information under the heading
                                                            Shareholder Meetings

 19.  Purchase, Redemption and Pricing of Securities        Included in Prospectus under the headings:
      Being Offered                                         Shareholder Manual - How to Buy Shares,
                                                            - Determining Your Share Price, - How to Sell
                                                            Shares, - Shareholder Services; and in the
                                                            Statement of Additional Information under the
                                                            headings:  Additional Shareholder Information;
                                                            Investment Advisor and Distributor; and
                                                            Determination of Net Asset Value

 20.  Tax Status                                            Included in Prospectus under the heading About the
                                                            Fund - Distributions and Taxes; and in the
                                                            Statement of Additional Information under the
                                                            heading Taxes

 21.  Underwriters                                          Investment Advisor and Distributor

 22.  Calculation of Performance Data                       Performance Information

 23.  Financial Statements                                  Inapplicable

*        Complete answer to Item is contained in the Fund's Prospectus.

                                     PART A

                                   PROSPECTUS

                       STRONG MUNICIPAL MONEY MARKET FUND

        Incorporated by Reference to the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 33-7603), which was filed with the Securities and Exchange Commission on or about April 24, 1995.

                        STRONG MUNICIPAL ADVANTAGE FUND


                                                                   STRONG FUNDS
                                                                  P.O. Box 2936
                                                     Milwaukee, Wisconsin 53201
                                                      Telephone: (414) 359-1400
                                                      Toll-Free: (800) 368-3863
                                                                 Device for the
                                                              Hearing-Impaired:
                                                                 (800) 999-2780


   The Strong Family of Funds ("Strong Funds") is a family of twenty-four diversified and non-diversified mutual funds. All of the Strong Funds are no-load funds, meaning that you may purchase, redeem, or exchange shares without paying a sales charge. Strong Funds include growth funds, conservative equity funds, income funds, municipal income funds, international funds, and cash management funds. The Strong Municipal Advantage Fund is described in this Prospectus.



   The Fund seeks federally tax-exempt current income with a very low degree of share-price fluctuation. The Fund invests primarily in ultra short-term, investment-grade municipal obligations, and its average effective portfolio maturity will normally be one year or less. The Fund is a diversified series of Strong Municipal Funds, Inc.



   This Prospectus contains information you should consider before you invest. Please read it carefully and keep it for future reference. A Statement of Additional Information for the Fund, dated November 30, 1995, contains further information, is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission ("SEC"). This Statement, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number.


----------------------------------------------------------------------------
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
----------------------------------------------------------------------------


                            Dated November 30, 1995


                             ---------------------

                               PROSPECTUS PAGE I-1

                               TABLE OF CONTENTS

        EXPENSES.....................................  I-3
        INVESTMENT OBJECTIVE AND POLICIES............  I-4
        FUNDAMENTALS OF FIXED INCOME INVESTING.......  I-5
        IMPLEMENTATION OF POLICIES AND RISKS.........  I-9
        ABOUT THE FUND............................... I-14
        SHAREHOLDER MANUAL........................... II-1
        APPENDIX A...................................  A-1

   No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                             ---------------------

                               PROSPECTUS PAGE I-2

                                    EXPENSES

   The following information is provided in order to help you understand the various costs and expenses that you, as an investor in the Fund, will bear directly or indirectly.

                        SHAREHOLDER TRANSACTION EXPENSES

            Sales Load Imposed on Purchases.............  NONE
            Sales Load Imposed on Reinvested
              Dividends.................................  NONE
            Deferred Sales Load.........................  NONE
            Redemption Fees.............................  NONE
            Exchange Fees...............................  NONE

   There are certain charges associated with special shareholder services offered by the Fund. Additionally, purchases and redemptions may also be made through broker-dealers or others who may charge a commission or other transaction fee for their services. (See "Shareholder Manual - How to Buy Shares" and "- How to Sell Shares.")

                         ANNUAL FUND OPERATING EXPENSES
                    (as a percentage of average net assets)


            Management Fee.............................. 0.60%
            Other Expenses.............................. 0.33%
            12b-1 Fees.................................. NONE
            -------------------------------------------------
            Total Operating Expenses.................... 0.93%
            Total Operating Expenses (after waivers).... 0.60%



   THE FUND'S INVESTMENT ADVISOR, STRONG CAPITAL MANAGEMENT, INC. (THE "ADVISOR") HAS AGREED TO VOLUNTARILY WAIVE THE ADVISOR'S MANAGEMENT FEE AND ABSORB THE FUND'S OPERATING EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S TOTAL OPERATING EXPENSES AT NO MORE THAN .60% FROM NOVEMBER 30, 1995 UNTIL NOVEMBER 30, 1997. The absorption of the Fund's Other Expenses does not include taxes, interest charges, brokerage commissions, and similar fees, and to the extent required, extraordinary expenses. Since the Fund is new and did not commence operations until November 30, 1995, the Other Expenses have been estimated. From time to time, the Advisor may voluntarily waive its management fee and/or absorb certain expenses for the Fund. For additional information concerning fees and expenses, see "About the Fund -- Management."


                             ---------------------

                               PROSPECTUS PAGE I-3

                                    EXAMPLE

   You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
  ----------------------------------------------------------------------------

                              Period (in years)
                         ---------------------------
        Fund              1                       3
Municipal Advantage      $ 9                     $30

  ----------------------------------------------------------------------------

   The Example is based on the Fund's "Total Operating Expenses" before any waivers and absorptions, as described above. PLEASE REMEMBER THAT THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND THAT ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. The assumption in the Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares.

                       INVESTMENT OBJECTIVE AND POLICIES

   The Fund is designed for investors whose income-tax levels enable them to benefit from tax-exempt income. In general, the Fund is not an appropriate investment for tax-deferred retirement plans, such as Individual Retirement Accounts.
   The Fund has adopted certain fundamental investment restrictions that are set forth in its Statement of Additional Information ("SAI"). Those restrictions, the Fund's investment objective, and any other investment policies identified as "fundamental" cannot be changed without shareholder approval. To further guide investment activities, the Fund has also instituted a number of non-fundamental operating policies, which are described in this Prospectus and in the SAI. Although operating policies may be changed by the Corporation's Board of Directors without shareholder approval, the Fund will promptly notify shareholders of any material change in operating policies.
   As a fundamental policy, the Fund will invest at least 80% of its net assets in municipal securities under normal market conditions. (See "Implementation of Policies and Risks - Municipal Obligations.") Generally, municipal obligations are those whose interest is exempt from federal income tax. The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For taxpayers who are subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. Accordingly, the Fund's net return may be lower for those taxpayers. (Consult with your tax advisor to determine whether you are subject to the AMT, and see "About the

                             ---------------------

                               PROSPECTUS PAGE I-4

Fund - Distributions and Taxes" for more information.) The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed income securities. The Fund may invest in taxable bonds to take advantage of capital gain opportunities. When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed income securities.


STRONG MUNICIPAL ADVANTAGE FUND


   The Fund seeks federally tax-exempt current income with a very low degree of share-price fluctuation. The Fund invests primarily in ultra short-term, investment-grade municipal obligations.


   The Fund is designed for investors who seek higher tax-exempt yields than municipal money market funds generally offer and who are willing to accept some modest principal fluctuation in order to achieve that objective. BECAUSE ITS SHARE PRICE WILL VARY, THE FUND IS NOT AN APPROPRIATE INVESTMENT FOR THOSE WHOSE PRIMARY OBJECTIVE IS ABSOLUTE PRINCIPAL STABILITY. The Fund's investments include a combination of high-quality money market instruments, as well as securities with longer maturities and debt obligations of lower quality. Under normal market conditions, it is anticipated that the Fund will maintain an average effective portfolio maturity of one year or less. There is no maturity limit on any individual bond in the Fund's portfolio.


   Under normal market conditions, the Fund will invest at least 90%, but expects to invest at least 95% of its net assets in investment-grade debt obligations, which generally include a range of obligations from those in the highest rating category to those in the fourth highest rating category (e.g., BBB or higher by Standard & Poor's Ratings Group or "S&P"). However, the Fund may invest up to 10% of its net assets in non-investment-grade debt obligations that are rated in the fifth-highest rating category (e.g., BB by S&P) or unrated securities of comparable quality. BB securities compose the tier immediately below investment-grade and are considered the least speculative non-investment-grade security. (See "Fundamentals of Fixed Income Investing -- Credit Quality.")


                                FUNDAMENTALS OF
                             FIXED INCOME INVESTING


   The securities in which the Fund may invest include fixed- and variable-rate obligations, debentures, notes, leases, certificates of deposit, commercial paper, repurchase agreements, banker's acceptances, other short-term fixed income securities, structured investments such as mortgage- and asset-backed securities, loan participations, preferred stock, and convertible debt. The Fund


                             ---------------------

                               PROSPECTUS PAGE I-5
may also borrow funds and engage in mortgage dollar-roll transactions and reverse repurchase agreements.

   Issuers of debt obligations have a contractual obligation to pay interest at a specified rate ("coupon rate") on specified dates and to repay principal ("face value" or "par value") on a specified maturity date. Certain municipal obligations (usually intermediate- and long-term obligations) have provisions that allow the issuer to redeem or "call" an obligation before its maturity. Issuers are most likely to call such obligations during periods of falling interest rates. As a result, the Fund may be required to invest the unanticipated proceeds of the called obligation at lower interest rates, which may cause the Fund's income to decline.
   Although the net asset value of the Fund is expected to fluctuate, the Advisor actively manages the Fund's portfolio and adjusts its average effective portfolio maturity according to the Advisor's interest rate outlook while seeking to avoid or reduce, to the extent possible, any negative change in the Fund's net asset value.

PRICE VOLATILITY

   The market value of debt obligations, including municipal obligations, is affected by changes in prevailing interest rates. The market value of a debt obligation generally reacts inversely to interest-rate changes, meaning, when prevailing interest rates decline, an obligation's price usually rises, and when prevailing interest rates rise, an obligation's price usually declines. A fund portfolio consisting primarily of debt obligations will react similarly to changes in interest rates.

MATURITY


   In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.


   The Fund's average portfolio maturity represents an average based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except that (i) variable-rate securities are deemed to mature at the next interest-rate adjustment date, (ii) debt securities with put features are deemed to mature at the next put-exercise date, (iii) the maturity of mortgage-backed securities is determined on an "expected life" basis as determined by the Advisor, and (iv) securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of futures contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have.

   The Fund's average "effective portfolio maturity" will be calculated in nearly the same manner as average portfolio maturity, which is explained above. However, for the purpose of calculating average effective portfolio maturity, a

                             ---------------------

                               PROSPECTUS PAGE I-6
security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Advisor reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The Advisor may base its conclusion on such factors as the interest rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other appropriate factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.


CREDIT QUALITY

   The values of debt obligations may also be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.

   In conducting its credit research and analysis, the Advisor considers both qualitative and quantitative factors to evaluate the creditworthiness of individual issuers. The Advisor also relies, in part, on credit ratings compiled by a number of nationally recognized statistical rating organizations ("NRSROs"). "Appendix A - Ratings of Debt Obligations" presents the ratings of three well-known rating organizations: S&P, Moody's Investors Service, Inc., and Fitch Investors Service, Inc.


   INVESTMENT-GRADE DEBT OBLIGATIONS. Debt obligations rated in the highest-through the medium-quality categories are commonly referred to as "investment-grade" debt obligations and include the following:

- U.S. government securities;
- bonds or bank obligations rated in one of the four highest rating categories (e.g., BBB or higher by S&P);
- short-term notes rated in one of the two highest rating categories (e.g., SP-2 or higher by S&P);

- short-term bank obligations in one of the three highest rating categories (e.g., A-3 or higher by S&P), with respect to obligations maturing in one year or less;

- commercial paper rated in one of the three highest rating categories (e.g., A-3 or higher by S&P);
- unrated debt obligations determined by the Advisor to be of comparable quality; and
- repurchase agreements involving investment-grade debt obligations.

                             ---------------------

                               PROSPECTUS PAGE I-7

   Investment-grade debt obligations are generally believed to have relatively low degrees of credit risk. However, medium-quality debt obligations (e.g., BBB by S&P), while considered investment-grade, may have some speculative characteristics, since their issuers' capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.

   All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Advisor to consider what action, if any, the Fund should take consistent with its investment objective.


   HIGH-YIELD (HIGH-RISK) SECURITIES. High-yield (high-risk) securities, also referred to as "junk bonds," are those securities that are rated lower than investment-grade and unrated securities of comparable quality. Although these securities generally offer higher yields than investment-grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. In general, they are regarded to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Other potential risks associated with investing in high-yield securities include:


- substantial market-price volatility resulting from changes in interest rates, changes in or uncertainty about economic conditions, and changes in the actual or perceived ability of the issuer to meet its obligations;
- greater sensitivity of highly leveraged issuers to adverse economic changes and individual-issuer developments;
- subordination to the prior claims of other creditors;
- additional Congressional attempts to restrict the use or limit the tax and other advantages of these securities; and
- adverse publicity and changing investor perceptions about these securities.

   As with any other asset in the Fund's portfolio, any reduction in the value of such securities as a result of the factors listed above would be reflected in the net asset value of the Fund. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal and interest on its holdings. As a result of the associated risks, successful investments in high-yield (high-risk) securities will be more dependent on the Advisor's credit analysis than generally would be the case with investments in investment-grade securities.
   It is uncertain how the high-yield market will perform during a prolonged period of rising interest rates. A prolonged economic downturn or a prolonged period of rising interest rates could adversely affect the market for these securities, increase their volatility, and reduce their value and liquidity. In addition, lower-quality securities tend to be less liquid than higher-quality securities because the market for them is not as broad or active. If market

                             ---------------------

                               PROSPECTUS PAGE I-8
quotations are not available, these securities will be valued in accordance with procedures established by the Fund's Board of Directors. Judgment may, therefore, play a greater role in valuing these securities.


                      IMPLEMENTATION OF POLICIES AND RISKS

   In addition to the investment policies described above (and subject to certain restrictions described below), the Fund may invest in some or all of the following securities and may employ some or all of the following investment techniques, some of which may present special risks as described below. A more complete discussion of certain of these securities and investment techniques and the associated risks is presented in the Fund's SAI.

MUNICIPAL OBLIGATIONS

   IN GENERAL. Municipal obligations are debt obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations.

   BONDS AND NOTES. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments. Municipal obligations include obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of Directors of the Fund determines that an investment in any such type of obligation is consistent with the Fund's investment objective.

   LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities, such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. The Fund may purchase these

                             ---------------------

                               PROSPECTUS PAGE I-9
obligations directly, or it may purchase participation interests in such obligations. (See "Participation Interests" below.) Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for, appropriate, and make payments due under the obligation. Certain municipal leases may, however, contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of any such asset in the event of non-appropriation or other default.
   MORTGAGE-BACKED BONDS. The Fund's investments in municipal obligations may include mortgage-backed municipal obligations, which are a type of municipal security issued by a state, authority, or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. The Fund's interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.

PARTICIPATION INTERESTS

   A participation interest gives the Fund an undivided interest in a municipal obligation in the proportion that the Fund's participation interest bears to the principal amount of the obligation. These instruments may have fixed, floating, or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be tax-exempt. If the Fund purchases unrated participation interests, the Board of Directors or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or guaranty of the selling institution. When determining whether such a participation interest meets the Fund's credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

                             ----------------------

                              PROSPECTUS PAGE I-10

ILLIQUID SECURITIES


   The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities which may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be determined to be liquid under guidelines adopted by the Fund's Board of Directors.


STANDBY COMMITMENTS

   In order to facilitate portfolio liquidity, the Fund may acquire standby commitments from brokers, dealers, or banks with respect to securities in its portfolio. Standby commitments entitle the holder to achieve same-day settlement and receive an exercise price equal to the amortized cost of the underlying security plus accrued interest. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments are subject to the issuer's ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the brokers, dealers, and banks from which the Fund obtains standby commitments to evaluate those risks.

WHEN-ISSUED SECURITIES


   The Fund may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days. Purchasing when-issued securities allows the Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation.

   The greater the Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless, after entering into the commitment, a sale appears desirable for investment reasons. When required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.

                             ----------------------

                              PROSPECTUS PAGE I-11

SECTOR CONCENTRATION


   From time to time, the Fund may invest 25% or more of its net assets in municipal obligations that are related in such a way that an economic, business, or political development or change affecting one such security could also affect the other securities. Such related sectors may include hospitals, retirement centers, pollution control, single-family housing, multiple-family housing, industrial development, utilities, education, and general obligation bonds. The Fund also may invest 25% or more of its net assets in municipal obligations whose issuers are located in the same state.


DERIVATIVE INSTRUMENTS


   Derivative instruments may be used by the Fund for any lawful purpose consistent with the Fund's investment objective, such as hedging, managing risk, or attempting to enhance returns, but not for speculation. Derivative instruments are securities or agreements whose value is derived from the value of some underlying asset, for example, securities, reference indexes, or commodities. Options, futures, and options on futures transactions are considered derivative transactions. Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The seller of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. In addition to options, futures, and options on futures transactions, derivative transactions may include short sales against the box, in which the Fund sells a security it owns for delivery at a future date; swaps, in which the two parties agree to exchange a series of cash flows in the future, such as interest-rate payments; interest-rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; and interest-rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor."

   Derivative instruments may be exchange-traded or traded in over-the-counter transactions between private parties. Over-the-counter transactions are

                             ----------------------

                              PROSPECTUS PAGE I-12
subject to the credit risk of the counterparty to the instrument and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. When required by SEC guidelines, the Fund will set aside permissible liquid assets or securities positions that substantially correlate to the market movements of the derivatives transaction in a segregated account to secure its obligations under derivative transactions. In order to maintain its required cover for a derivative transaction, the Fund may need to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position.

   The successful use of derivative transactions by the Fund is dependent upon the Advisor's ability to correctly anticipate trends in the underlying asset. To the extent that the Fund is engaging in derivative transactions other than for hedging purposes, the Fund's successful use of such transactions is more dependent upon the Advisor's ability to correctly anticipate such trends, since losses in these transactions may not be offset by gains in the Fund's portfolio or in lower purchase prices for assets it intends to acquire. The Advisor's prediction of trends in underlying assets may prove to be inaccurate, which could result in substantial losses to the Fund. Hedging transactions are also subject to risks. If the Advisor incorrectly anticipates trends in the underlying asset, the Fund may be in a worse position than if no hedging had occurred. In addition, there may be an imperfect correlation between the Fund's derivative transactions and the instruments being hedged.


ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES


   The Fund may invest up to 15% of its net assets in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of taxable zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" under the Internal Revenue Code and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.


                             ----------------------

                              PROSPECTUS PAGE I-13

PORTFOLIO TURNOVER


   The annual portfolio turnover rate indicates changes in the Fund's portfolio. The turnover rate may vary from year to year, as well as within a year. It may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. High portfolio turnover in any year will result in the payment by the Fund of above average-amounts of transaction costs and could result in the payment by shareholders of above average-amounts of taxes on realized investment gains. The annual portfolio turnover rate for the Fund is expected to be between 200% and 300%. However, the Fund's portfolio turnover rate may exceed 300% when the Advisor believes the anticipated benefits of short-term investments outweigh any increase in transaction costs or increase in capital gains. This rate should not be considered as a limiting factor.


                                 ABOUT THE FUND

MANAGEMENT


   The Board of Directors of the Fund is responsible for managing its business and affairs. The Fund has entered into an investment advisory agreement with Strong Capital Management, Inc. (the "Advisor"). Under the terms of the agreement, the Advisor manages the Fund's investments and business affairs subject to the supervision of the Fund's Board of Directors.



   ADVISOR. The Advisor began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans as well as mutual funds, several of which are funding vehicles for variable insurance products. As of October 31, 1995, the Advisor had over $15 billion under management. The Advisor's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Advisor.

   As compensation for its services, the Fund pays the Advisor a monthly management fee based on a percentage of the Fund's average daily net asset value. The annual rate is .60%. From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any such waiver or absorption will temporarily lower the Fund's overall expense ratio and increase the Fund's overall return to investors.
   Except for expenses assumed by the Advisor or Strong Funds Distributors, Inc., the Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses

                             ----------------------

                              PROSPECTUS PAGE I-14
of registering or qualifying shares for sale with the states and the SEC; expenses of printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; printing of stock certificates; fees for directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.



   PORTFOLIO MANAGER. Mr. Steven D. Harrop serves as the portfolio manager for the Fund. Mr. Harrop, a Chartered Financial Analyst, joined the Advisor in 1991. Previously, he was employed by USAA Investment Management Company, where he co-managed a balanced fund and managed five tax-exempt funds. Mr. Harrop received his bachelor's degree from Brigham Young University in 1972 and his master's degree from Northwestern University in 1973. He has also managed the Strong Municipal Money Market Fund since 1991.


TRANSFER AND DIVIDEND-DISBURSING AGENT

   The Advisor, P.O. Box 2936, Milwaukee, Wisconsin 53201, also acts as dividend-disbursing agent and transfer agent for the Fund. The Advisor is compensated for its services based on an annual fee per account plus certain out-of-pocket expenses. The fees received and the services provided as transfer agent and dividend-disbursing agent are in addition to those received and provided under the Advisory Agreement between the Advisor and the Fund.

DISTRIBUTOR

   Strong Funds Distributors, Inc., P.O. Box 2936, Milwaukee, Wisconsin 53201, an indirect subsidiary of the Advisor, acts as distributor of the shares of the Fund.

ORGANIZATION


   SHAREHOLDER RIGHTS. The Fund is a series of common stock of Strong Municipal Funds, Inc., a Wisconsin corporation that is authorized to issue shares of common stock and series and classes of series of shares of common stock. Each share of the Fund has one vote, and all shares participate equally in dividends and other capital gains distributions and in the residual assets of the Fund in the event of liquidation. Certificates will be issued for shares held in your account only upon your written request. You will, however, have full shareholder rights whether or not you request certificates. Generally, the Fund will not hold an annual meeting of shareholders unless required by the Investment Company Act of 1940.


                             ----------------------

                              PROSPECTUS PAGE I-15

   SHAREHOLDER PRIVILEGES. The shareholders of the Fund may benefit from the privileges described in the "Shareholder Manual" (see page II-1). However, the Fund reserves the right, at any time and without prior notice, to suspend, limit, modify, or terminate any of these privileges or their use in any manner by any person or class.

DISTRIBUTIONS AND TAXES

   PAYMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. You may elect to have all your dividends and capital gain distributions from the Fund automatically reinvested in additional shares of the Fund or in shares of another Strong Fund at the net asset value determined on the payment date. If you request in writing that your dividends and other distributions be paid in cash, the Fund will credit your bank account by Electronic Funds Transfer ("EFT") or issue a check to you within five business days of the payment date. You may change your election at any time by calling or writing Strong Funds. Strong Funds must receive any such change 7 days (15 days for EFT) prior to a dividend or capital gain distribution payment date in order for the change to be effective for that payment.
   The policy of the Fund is to pay dividends from net investment income monthly and to distribute substantially all net realized capital gains annually. The Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax on undistributed income and gains. The Fund declares dividends on each day its net asset value is calculated. Income earned on weekends, holidays, and other days on which net asset value is not calculated is declared as a dividend on the day on which the Fund's net asset value was most recently calculated.

   TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS. If the Fund satisfies certain requirements described under "Taxes" in the SAI - which the Fund intends to continue to do - dividends paid by the Fund from the interest earned on municipal bonds will constitute "exempt-interest dividends" and will not be subject to federal income tax. However, the Fund may invest in municipal bonds the interest on which is a tax preference item for purposes of the AMT. Exempt-interest dividends distributed to corporate shareholders also may be subject to the AMT regardless of the types of municipal bonds in which the Fund invests, depending on the corporation's tax status. Distributions by the Fund may be subject to state and local taxes, depending on the laws of your home state and locality.
   You will be subject to federal income tax at ordinary income rates on any income dividends you receive that are derived from interest on taxable securities or from net realized short-term capital gains. Distributions by the Fund from net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are taxable as long-term capital gains, whether you receive the distribution in cash or in additional

                             ----------------------

                              PROSPECTUS PAGE I-16
shares. The Fund's distributions, other than exempt-interest dividends ("taxable distributions"), are taxable in the year they are paid, whether they are taken in cash or are reinvested in additional shares, except that certain taxable distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.
   If the Fund's taxable distributions exceed its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes.

   YEAR-END TAX REPORTING. After the end of each calendar year, you will receive a statement (Form 1099) of the federal income tax status of all dividends and other distributions paid (or deemed paid) during the year.

   SHARES SOLD OR EXCHANGED. Your redemption of shares of the Fund may result in taxable gain or loss to you, depending upon whether the redemption proceeds payable to you are more or less than your adjusted cost basis for the redeemed shares. Similar tax consequences generally will result from an exchange of shares of the Fund for shares of another Strong Fund. If you purchase shares of the Fund within thirty days before or after redeeming shares of the Fund at a loss, a portion or all of that loss will not be deductible and will increase the cost basis of the newly purchased shares. If you redeem all the shares in your account at any time during a month, dividends credited to the account since the beginning of the dividend period through the day of redemption will be paid with the redemption proceeds.

   BACKUP WITHHOLDING. If you are an individual or certain other noncorporate shareholder and do not furnish the Fund with a correct taxpayer identification number, the Fund is required to withhold federal income tax at a rate of 31% (backup withholding) from all taxable dividends, capital gain distributions, and redemption proceeds, payable to you. Withholding at that rate from taxable dividends and capital gain distributions payable to you also is required if you otherwise are subject to backup withholding. To avoid backup withholding, you must provide a taxpayer identification number and state that you are not subject to backup withholding due to the underreporting of your income. This certification is included as part of your application. Please complete it when you open your account.

   TAX STATUS OF THE FUND. The Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code and, if so qualified, will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner.
   This section is not intended to be a full discussion of present or proposed federal income tax law and its effects on the Fund and investors therein. See the SAI for a further discussion. There may be other federal, state, or local tax

                             ----------------------

                              PROSPECTUS PAGE I-17
considerations applicable to a particular investor. You are therefore urged to consult your own tax adviser.


PERFORMANCE INFORMATION

   The Fund may advertise "yield," "equivalent taxable yield," "average annual total return," "total return," and "cumulative total return." Each of these figures is based upon historical results and does not represent the future performance of the Fund.
   Yield is an annualized figure, which means that it is assumed that the Fund generates the same level of net investment income over a one-year period. The Fund's yield is a measure of the net investment income per share earned by the Fund over a specific 30-day period and is shown as a percentage of the net asset value of the Fund's shares at the end of the period. Equivalent taxable yield represents the amount a taxable investment would need to generate to equal the Fund's yield for an investor at stated tax rates.
   Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund assuming the reinvestment of all dividends and distributions. Total return figures are not annualized and simply represent the aggregate change of the Fund's investments over a specified period of time.

                             ----------------------

                              PROSPECTUS PAGE I-18

                               SHAREHOLDER MANUAL

          HOW TO BUY SHARES......................  II-1
          DETERMINING YOUR SHARE PRICE...........  II-5
          HOW TO SELL SHARES.....................  II-6
          SHAREHOLDER SERVICES...................  II-8
          REGULAR INVESTMENT PLANS............... II-10
          SPECIAL SITUATIONS..................... II-12

HOW TO BUY SHARES

   All the Strong Funds are 100% no-load, meaning you may purchase, redeem or exchange shares directly at net asset value without paying a sales charge. Because the Fund's net asset value changes daily, your purchase price will be the next net asset value determined after Strong receives and accepts your purchase order. Your money will begin earning dividends the day after your purchase order is accepted in proper form.
   Whether you are opening a new account or adding to an existing one, Strong provides you with several methods to buy the Fund shares.

                             ----------------------

                              PROSPECTUS PAGE II-1

                         TO OPEN A NEW ACCOUNT
------------------------------------------------------------------------------
MAIL                     BY CHECK
                         - Complete and sign the application. Make your check
                           or money order payable to "Strong Funds."
                         - Mail to Strong Funds, P.O. Box 2936, Milwaukee,
                           Wisconsin 53201. If you're using an express
                           delivery service, send to Strong Funds, 100
                           Heritage Reserve, Menomonee Falls, Wisconsin 53051.
                         BY EXCHANGE
                         - Call 1-800-368-3863 for instructions on
                           establishing an account with an exchange by mail.
------------------------------------------------------------------------------
TELEPHONE                BY EXCHANGE
                         - Call 1-800-368-3863 to establish a new account by
1-800-368-3863             exchanging funds from an existing Strong Funds
24 HOURS A DAY,            account.
7 DAYS A WEEK            - Sign up for telephone exchange services when you
                           open your account. To add the telephone exchange
                           option to your account, call 1-800-368-3863 for a
                           Telephone Exchange Form.
                         - Please note that your accounts must be identically
                           registered and that you must exchange enough into the
                           new account to meet the minimum initial investment.
------------------------------------------------------------------------------
IN PERSON                - Stop by our Investor Center in Menomonee Falls,
                           Wisconsin.
                           Call 1-800-368-3863 for hours and directions.
                         - The Investor Center can only accept checks or money
                           orders.
------------------------------------------------------------------------------
WIRE                     Call 1-800-368-3863 for instructions on opening an
                         account by
                         wire.
------------------------------------------------------------------------------
AUTOMATICALLY            USE STRONG'S "NO-MINIMUM INVESTMENT PROGRAM."
                         - If you sign up for Strong's Automatic Investment
                           Plan when you open your account, Strong Funds will
                           waive the Fund's minimum initial investment (see
                           chart on page II-4).
                         - Complete both the Automatic Investment Plan
                           application at the back of this Prospectus and the
                           new account application.
                         - Mail to the address indicated on the application.
------------------------------------------------------------------------------
BROKER-DEALER            - You may purchase shares in the Fund through a
                           broker-dealer
                           or other institution that may charge a transaction
                           fee.
                         - Strong Funds may only accept requests to purchase
                           shares into a broker-dealer street name account
                           from the broker-dealer.


                             ----------------------

                              PROSPECTUS PAGE II-2

                         TO ADD TO AN EXISTING ACCOUNT
--------------------------------------------------------------------------------
BY CHECK
- Complete an Additional Investment Form provided at the bottom of your account statement, or write a note indicating your fund account number and registration. Make your check or money order payable to "Strong Funds."
- Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If you're using an express delivery service, send to Strong Funds, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.
BY EXCHANGE
- Call 1-800-368-3863 for instructions on exchanging by mail.
--------------------------------------------------------------------------------

BY EXCHANGE
- Add to an account by exchanging funds from another Strong Funds account.
- Sign up for telephone exchange services when you open your account. To add the telephone exchange option to your account, call 1-800-368-3863 for a Telephone Exchange Form.
- Please note that the accounts must be identically registered and that the minimum exchange is $50 or the balance of your account, whichever is less.
BY TELEPHONE PURCHASE

- Sign up for telephone purchase when you open your account to make additional investments from $50 to $25,000 into your Strong Funds account by telephone. To add this option to your account, call 1-800-368-3863 for a Telephone Purchase Form.

Or use Strong Direct (SM), Strong Funds' automated telephone response system. Call 1-800-368-3863 for details.
--------------------------------------------------------------------------------

- Stop by our Investor Center in Menomonee Falls, Wisconsin. Call 1-800-368-3863 for hours and directions.
- The Investor Center can only accept checks or money orders.
--------------------------------------------------------------------------------


Call 1-800-368-3863 for instructions on adding to an account by wire.

--------------------------------------------------------------------------------

USE ONE OF STRONG'S AUTOMATIC INVESTMENT PROGRAMS. Sign up for these services when you open your account, or call 1-800-368-3863 for instructions on how to add them to your existing account.

- AUTOMATIC INVESTMENT PLAN. Make regular, systematic investments (minimum $50) into your Strong Funds account from your bank checking or NOW account. Complete the Automatic Investment Plan section on the account application.

- AUTOMATIC EXCHANGE PLAN. Make regular, systematic exchanges (minimum $50) from one Strong Funds account to another. Call 1-800-368-3863 for an application.
- PAYROLL DIRECT DEPOSIT. Have a specified amount (minimum $50) regularly deducted from your paycheck, social security check, military allotment, or annuity payment invested directly into your Strong Funds account. Call 1-800-368-3863 for an application.
- AUTOMATIC DIVIDEND REINVESTMENT. Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Or, you may elect to have your dividends and capital gain distributions automatically invested in shares of another Strong Fund.
--------------------------------------------------------------------------------

- You may purchase additional shares in the Fund through a broker-dealer or other institution that may charge a transaction fee.
- Strong Funds may only accept requests to purchase shares into a broker-dealer street name account from the broker-dealer.

                             ----------------------

                              PROSPECTUS PAGE II-3

                    WHAT YOU SHOULD KNOW ABOUT BUYING SHARES

- Please make all checks or money orders payable to "Strong Funds."
- We cannot accept third-party checks or checks drawn on banks outside the U.S.
- You will be charged a $20 service fee for each check, wire, or Electronic Funds Transfer ("EFT") purchase that is returned unpaid, and you will be responsible for any resulting losses suffered by the Fund.
- Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.
- The Fund may decline to accept your purchase order upon receipt when, in the judgment of the Advisor, it would not be in the best interests of the existing shareholders.
- The exchange privileges are available in all 50 states because all the Strong Funds intend to continue to qualify their shares for sale in all 50 states.
- Minimum Investment Requirements:

   To open a regular account...........................................$2,500

   To open an UGMA/UTMA account..........................................$250

   To add to an existing account..........................................$50

   The Fund offers a No-Minimum Investment Program that waives the minimum initial investment requirements for investors who participate in the Strong Automatic Investment Plan (described on page II-10). Unless you participate in the Strong No-Minimum Investment Program, please ensure that your purchases meet the minimum investment requirements.
   Under certain circumstances (for example, if you discontinue a No-Minimum Investment Program before you reach the Fund's minimum initial investment) the Fund reserves the right to close your account. Before taking such action, the Fund will provide you with written notice and at least 60 days in which to reinstate an investment program or otherwise reach the minimum initial investment required.

                    WHAT YOU SHOULD KNOW ABOUT BUYING SHARES
                            THROUGH A BROKER-DEALER

- If you purchase shares through a program of services offered or administered by a broker-dealer, financial institution, or other service provider, you should read the program's materials, including information relating to fees, in connection with the Fund's Prospectus. Certain features of the Fund may not be available or may be modified in connection with the program of services provided.
- Certain broker-dealers, financial institutions, or other service providers that have entered into an agreement with the Distributor may enter purchase

                             ----------------------

                              PROSPECTUS PAGE II-4
  orders on behalf of their customers by phone, with payment to follow within several days as specified in the agreement. The Fund may effect such purchase orders at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the broker-dealer, financial institution, or other service provider to place the order with the Fund on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution, or other service provider could be held liable for any resulting fees or losses.

DETERMINING YOUR SHARE PRICE


   Generally, when you make any purchases, sales, or exchanges, the price of your shares will be the net asset value ("NAV") next determined after Strong Funds receives your request in proper form. If Strong Funds receives such request prior to the close of the New York Stock Exchange (the "Exchange") on a day on which the Exchange is open, your share price will be the NAV determined that day. The NAV for the Fund is normally determined as of 3:00 p.m. Central Time ("CT") each day the Exchange is open. The Fund reserves the right to change the time at which purchases, redemptions, and exchanges are priced if the Exchange closes at a time other than 3:00 p.m. CT or if an emergency exists. The Fund's NAV is calculated by taking the fair value of the Fund's total assets, subtracting all its liabilities, and dividing by the total number of shares outstanding. Expenses are accrued and applied daily when determining the NAV.


   The Fund's municipal securities are valued at fair value as determined by a pricing service that is designated by the Fund's Board of Directors. The pricing service generally values securities at the average of the most recent bid and asked prices and also may look to such factors as market transactions among institutional investors and dealer quotations for similar securities. The other debt securities are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; however, securities traded on NASDAQ for which there were no transactions on a given day or securities not listed on an exchange or NASDAQ are valued at the average of the most recent bid and asked prices. Any taxable securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Any debt securities of the Fund having remaining maturities of 60 days or less may be valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost.


                             ----------------------

                              PROSPECTUS PAGE II-5

HOW TO SELL SHARES

   You can access the money in your account at any time by selling (redeeming) some or all of your shares back to the Fund. Once your redemption request is received in proper form, Strong will normally mail you the proceeds the next business day and, in any event, no later than seven days thereafter.

   To redeem shares, you may use any of the methods described in the following chart. For your protection, certain requests may require a signature guarantee.


                             ----------------------

                              PROSPECTUS PAGE II-6

                         TO SELL SHARES
----------------------------------------------------------------------------
MAIL                     FOR INDIVIDUAL, JOINT TENANT, AND UGMA/UTMA ACCOUNTS
                         - Write a "letter of instruction" that includes the
                           following information: your account number, the
                           dollar amount or number of shares you wish to
                           redeem, each owner's name, your street address, and
                           the signature of each owner as it appears on the
                           account.
                         - Mail to Strong Funds, P.O. Box 2936, Milwaukee,
                           Wisconsin 53201. If you're using an express delivery
                           service, send to 100 Heritage Reserve, Menomonee
                           Falls, Wisconsin 53051.
                         FOR TRUST ACCOUNTS
                         - Same as above. Please ensure that all trustees sign
                           the letter of instruction.
                         FOR OTHER REGISTRATIONS
                         - Call 1-800-368-3863 for instructions.
----------------------------------------------------------------------------
TELEPHONE                Sign up for telephone redemption services when you
                         open
1-800-368-3863           your account by checking the "Yes" box in the
24 HOURS A DAY,          appropriate section of the account application. To
7 DAYS A WEEK            add the telephone redemption option to your account,
                         call 1-800-368-3863 for a Telephone Redemption Form.
                         Once the telephone redemption option is in place, you
                         may sell shares ($500 minimum) by phone and arrange
                         to receive the proceeds in one of three ways:
                         TO RECEIVE A CHECK BY MAIL
                         - At no charge, we will mail a check to the address
                           to which your account is registered.
                         TO DEPOSIT BY EFT
                         - At no charge, we will transmit the proceeds by
                         Electronic Funds Transfer (EFT) to a pre-authorized
                           bank account. Usually, the funds will arrive at
                           your bank two banking days after we process your
                           redemption.
                         TO DEPOSIT BY WIRE
                         - For a $10 fee, we will transmit the proceeds by
                           wire to a pre-authorized bank account. Usually, the
                           funds will arrive at your bank the next banking day
                           after we process your redemption.
                         You may also use Strong DirectSM, Strong Funds'
                         automated telephone response system. Call
                         1-800-368-3863 for details.
----------------------------------------------------------------------------
CHECK WRITING            Sign up for the free check-writing privileges when
                         you open
                         your account. To add check writing to an existing
                         account or to order additional checks, call
                         1-800-368-3863.
                         Please keep in mind that all check redemptions must
                         be for a minimum of $500 and that you cannot write a
                         check to close an account.
----------------------------------------------------------------------------
AUTOMATICALLY            You can set up automatic withdrawals from your
                         account at
                         regular intervals. To establish the Systematic
                         Withdrawal Plan, request a form by calling
                         1-800-368-3863.
----------------------------------------------------------------------------
BROKER-DEALER            You may also redeem shares through broker-dealers or
                         others
                         who may charge a commission or other transaction fee.

                             ----------------------

                              PROSPECTUS PAGE II-7

                   WHAT YOU SHOULD KNOW ABOUT SELLING SHARES

- If you have recently purchased shares, please be aware that your redemption request may not be honored until the purchase check has cleared your bank, which generally occurs within ten calendar days.
- The right of redemption may be suspended during any period in which (i) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.
- If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must endorse the certificates and all signatures must be guaranteed.
- Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.


                              REDEMPTIONS IN KIND



   The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares (a "redemption-in-kind"). Shareholders receiving securities or other financial assets in a redemption-in-kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of $250,000 and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing Strong with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call 1-800-368-3863). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund's remaining shareholders.


                WHAT YOU SHOULD KNOW ABOUT TELEPHONE REDEMPTIONS


- The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so.

- Once you place your telephone redemption request, it cannot be canceled or modified.

                             ----------------------

                              PROSPECTUS PAGE II-8

- Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.
- Because of increased telephone volume, you may experience difficulty in implementing a telephone redemption during periods of dramatic economic or market changes.

SHAREHOLDER SERVICES

                              INFORMATION SERVICES

   24-HOUR ASSISTANCE. Strong Funds has registered representatives available to help you 24 hours a day, 7 days a week. Call 1-414-359-1400 or toll-free 1-800-368-3863. You may also write to Strong Funds at the address on the cover of this Prospectus.

   STRONG DIRECT(SM) AUTOMATED TELEPHONE SYSTEM. Also available 24 hours a day, the Strong Direct(SM) automated response system enables you to use a touch-tone phone to hear fund quotes and returns on any Strong Fund. You may also confirm account balances, hear records of recent transactions and dividend activity, and perform purchases, exchanges or redemptions among your existing Strong accounts. Your account information is protected by a personal code that you establish. For more information on this service, call 1-800-368-3863.

   STATEMENTS AND REPORTS. At a minimum, the Fund will confirm all transactions for your account on a quarterly basis. We recommend that you file each quarterly statement - and, especially, each calendar year-end statement - with your other important financial papers, since you may need to refer to them at a later date for tax purposes. Should you need additional copies of previous statements, you may order confirmation statements for the current and preceding year at no charge. Statements for earlier years are available for $10 each. Call 1-800-368-3863 to order past statements.

   Each year, you will also receive a statement confirming the tax status of any distributions paid to you, as well as a semiannual report and an annual report containing audited financial statements.

   To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, is mailed to your household. Call 1-800-368-3863 if you wish to receive additional copies, free of charge.
   More complete information regarding the Fund's investment policies and services is contained in the SAI, which you may request by calling or writing

                             ----------------------

                              PROSPECTUS PAGE II-9

Strong Funds at the phone number and address on the cover of this Prospectus.

   CHANGING YOUR ACCOUNT INFORMATION. So that you continue receiving your Strong correspondence, including any dividend checks and statements, please notify us in writing as soon as possible if your address changes. You may use the Additional Investment Form at the bottom of your confirmation statement, or simply write us a letter of instruction that contains the following information:
      1. a written request to change the address,
      2. the account number(s) for which the address is to be changed,
      3. the new address, and
      4. the signatures of all owners of the accounts.
   Please send your request to the address on the cover of this Prospectus.

   Changes to your accounts' registration - such as adding or removing a joint owner, changing an owner's name, or changing the type of your account - must also be submitted in writing. Please call 1-800-368-3863 for instructions. For your protection, some requests may require a signature guarantee.


                              TRANSACTION SERVICES


   FREE EXCHANGE PRIVILEGE. You may exchange shares between identically registered Strong Funds accounts, either in writing or by telephone. By establishing the telephone exchange services, you authorize the Fund and its agents to act upon your instruction by telephone to exchange shares from any account you specify. For tax purposes, an exchange is considered a sale and a purchase. Please obtain and read the appropriate prospectus before investing in any of the Strong Funds. Since an excessive number of exchanges may be detrimental to the Fund, the Fund reserves the right to discontinue the exchange privilege of any shareholder who makes more than five exchanges in a year or three exchanges in a calendar quarter.


   FREE CHECK-WRITING PRIVILEGES. You may also redeem shares by check in amounts of $500 or more. There is no charge for this privilege. Redemption by check cannot be honored if share certificates are outstanding and would need to be liquidated to honor the check. Checks are supplied free of charge, and additional checks will be sent to you upon your request. The Fund does not return the checks you write, although copies are available upon request.
   You may place stop-payment requests on checks by calling Strong Funds at 1-800-368-3863. A $10 fee will be charged for each stop-payment request. A stop payment will remain in effect for two weeks following receipt of oral instruction (six months following written instructions) by Strong Funds.
   If there are insufficient cleared shares in your account to cover the amount of your redemption by check, the check will be returned, marked "insufficient funds," and a fee of $10 will be charged to the account.

                            -----------------------

                              PROSPECTUS PAGE II-10

REGULAR INVESTMENT PLANS

   Strong Funds' Automatic Investment Plan, Payroll Direct Deposit Plan, and Automatic Exchange Plan, all discussed below, are methods of implementing DOLLAR COST AVERAGING. Dollar cost averaging is an investment strategy that involves investing a fixed amount of money at regular time intervals. By always investing the same set amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Ultimately, by using this principle in conjunction with fluctuations in share price, your average cost per share may be less than your average transaction price. A program of regular investment cannot ensure a profit or protect against a loss during declining markets. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your ability to continue the program through periods of both low and high share-price levels.


   AUTOMATIC INVESTMENT PLAN. The Automatic Investment Plan allows you to make regular, systematic investments in the Fund from your bank checking or NOW account. You may choose to make investments on any day of the month in amounts of $50 or more. You can set up the Automatic Investment Plan with any financial institution that is a member of the Automated Clearing House. Because the Fund has the right to close an investor's account for failure to reach the minimum initial investment, please consider your ability to continue this Plan until you reach the minimum initial investment. Such closing may occur in periods of declining share prices. To establish the Plan, complete the Automatic Investment Plan section on the account application, or call 1-800-368-3863 for an application.


   PAYROLL DIRECT DEPOSIT PLAN. Once you meet the Fund's minimum initial investment requirement, you may purchase additional Fund shares through the Payroll Direct Deposit Plan. Through this Plan, periodic investments (minimum $50) are made automatically from your payroll check into your existing Fund account. By enrolling in the Plan, you authorize your employer or its agents to deposit a specified amount from your payroll check into the Fund's bank account. In most cases, your Fund account will be credited the day after the amount is received by the Fund's bank. In order to participate in the Plan, your employer must have direct deposit capabilities through Automated Clearing House available to its employees. The Plan may be used for other direct deposits, such as social security checks, military allotments, and annuity payments.
   To establish a Direct Deposit for your account, call 1-800-368-3863 to obtain an Authorization for Payroll Direct Deposit to a Strong Funds Account form. Once the Plan is established, you may alter the amount of the deposit, alter the frequency of the deposit, or terminate your participation in the program by notifying your employer.

                            -----------------------

                              PROSPECTUS PAGE II-11

   AUTOMATIC EXCHANGE PLAN. The Automatic Exchange Plan allows you to make regular, systematic exchanges (minimum $50) from one Strong Funds account into another Strong Funds account. By setting up the Plan, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase shares of a second Strong Fund. In addition, you authorize the Fund and its agents to accept telephone instructions to change the dollar amount and frequency of the exchange. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss. To establish the Plan, request a form by calling 1-800-368-3863.
   To participate in the Automatic Exchange Plan, you must have an initial account balance of $2,500 in the first account and at least the minimum initial investment in the second account. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the Plan will be terminated. You may also terminate the Plan at any time by calling or writing to the Fund. Once participation in the Plan has been terminated for any reason, to reinstate the Plan you must do so in writing; simply investing additional funds will not reinstate the Plan.


   SYSTEMATIC WITHDRAWAL PLAN. You can set up automatic withdrawals from your account at regular intervals. To begin distributions, you must have an initial balance of $5,000 in your account and withdraw at least $50 per payment. To establish the Systematic Withdrawal Plan, request a form by calling 1-800-368-3863. Depending upon the size of the account and the withdrawals requested (and fluctuations in net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust the account. If the amount remaining in the account is not sufficient to meet a Plan payment, the remaining amount will be redeemed and the Plan will be terminated.


SPECIAL SITUATIONS

   POWER OF ATTORNEY. If you are investing as attorney-in-fact for another person, please complete the account application in the name of such person and sign the back of the application in the following form: "[applicant's name] by [your name], attorney-in-fact." To avoid having to file an affidavit prior to each transaction, please complete the Power of Attorney form available from Strong Funds at 1-800-368-3863. However, if you would like to use your own power of attorney form, please call the same number for instructions.

   CORPORATIONS AND TRUSTS. If you are investing for a corporation, please include with your account application a certified copy of your corporate resolution indicating which officers are authorized to act on behalf of the corporation. As an alternative, you may complete a Certification of Authorized Individuals

                            -----------------------

                              PROSPECTUS PAGE II-12
form, which can be obtained from the Fund. Until a valid corporate resolution or Certification of Authorized Individuals form is received by the Fund, services such as telephone redemption, wire redemption, and check writing will not be established.

   If you are investing as a trustee, please include the date of the trust. All trustees must sign the application. If they do not, services such as telephone redemption, wire redemption, and check writing will not be established. All trustees must sign redemption requests unless proper documentation to the contrary is provided to the Fund. Failure to provide these documents or signatures as required when you invest may result in delays in processing redemption requests.


   SIGNATURE GUARANTEES. A signature guarantee is designed to protect you and the Funds against fraudulent transactions by unauthorized persons. In the following instances, the Funds will require a signature guarantee for all authorized owners of an account:

- when you add the telephone redemption or check-writing options to your existing account;
- if you transfer the ownership of your account to another individual or organization;
- when you submit a written redemption request for more than $25,000;
- when you request to redeem or redeposit shares that have been issued in certificate form;
- if you open an account and later decide that you want certificates;
- when you request that redemption proceeds be sent to a different name or address than is registered on your account;
- if you add/change your name or add/remove an owner on your account; and
- if you add/change the beneficiary on your transfer-on-death account.

   A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT ACCEPTABLE.

                            -----------------------

                              PROSPECTUS PAGE II-13

                                   APPENDIX A

RATINGS OF DEBT OBLIGATIONS:

                    Moody's         Standard &           Fitch
                   Investors      Poor's Ratings       Investors
                 Service, Inc.         Group         Service, Inc.        Definition
      ----------------------------------------------------------------------------
LONG-TERM        Aaa              AAA                AAA              Highest quality
                 Aa               AA                 AA               High quality
                 A                A                  A                Upper medium grade
                 Baa              BBB                BBB              Medium grade
                 Ba               BB                 BB               Low grade
                 B                B                  B                Speculative
                 Caa, Ca, C       CCC, CC, C         CCC, CC, C       Submarginal
                 D                D                  DDD, DD, D       Probably in default
----------------------------------------------------------------------------

                 Moody's                     S&P                          Fitch
             ----------------------------------------------------------------------------
SHORT-TERM      MIG1/VMIG1   Best quality   SP-1+   Very strong quality    F-1+   Exceptionally strong
                                                                                  quality
                ---------------------------------------------------------------
                MIG2/VMIG2   High quality   SP-1    Strong quality         F-1    Very strong quality
                ---------------------------------------------------------------
                MIG3/VMIG3   Favorable      SP-2    Satisfactory grade     F-2    Good credit quality
                             quality
                ---------------------------------------------------------------
                MIG4/VMIG4   Adequate                                      F-3    Fair credit quality
                             quality
                ---------------------------------------------------------------
                SG           Speculative    SP-3    Speculative grade      F-S    Weak credit quality
                             grade
----------------------------------------------------------------------------
COMMERCIAL      P-1          Superior       A-1+    Extremely strong       F-1+   Exceptionally strong
PAPER                        quality                quality                       quality
                ---------------------------------------------------------------
                                            A-1     Strong quality         F-1    Very strong quality
                ---------------------------------------------------------------
                P-2          Strong         A-2     Satisfactory quality   F-2    Good credit quality
                             quality
                ---------------------------------------------------------------
                P-3          Acceptable     A-3     Adequate quality       F-3    Fair credit quality
                             quality
                ---------------------------------------------------------------
                                            B       Speculative quality    F-S    Weak credit quality
                ---------------------------------------------------------------
                Not Prime                   C       Doubtful quality       D      Default
----------------------------------------------------------------------------

                             ----------------------

                               PROSPECTUS PAGE A-1

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                       STRONG MUNICIPAL MONEY MARKET FUND

        Incorporated by Reference to the Registrant's Post-Effective
        Amendment No. 10 to the Registration Statement on Form N-1A (File No. 33-7603), which was filed with the Securities and Exchange Commission on or about April 24, 1995; as updated by Registrants 497 filing dated September 27, 1995 (EDGAR Reference No. 0000950124-95-003087).

                      STATEMENT OF ADDITIONAL INFORMATION



                        STRONG MUNICIPAL ADVANTAGE FUND
                                 P.O. Box 2936
                           Milwaukee, Wisconsin 53201
                           Telephone:  1-414-359-1400
                           Toll-Free:  1-800-368-3863



         Strong Municipal Advantage Fund (the "Fund") is a diversified series of Strong Municipal Funds, Inc. (the "Corporation"), an open-end management investment company. This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of the Fund dated November 30, 1995. Requests for copies of the Prospectus should be made by calling one of the numbers listed above.






      This Statement of Additional Information is dated November 30, 1995

                        STRONG MUNICIPAL ADVANTAGE FUND

TABLE OF CONTENTS                                                                              PAGE
INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3
INVESTMENT POLICIES AND TECHNIQUES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
   Illiquid Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
   Taxable Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
   Variable- or Floating-Rate Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
   Short Sales Against the Box  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
   Lending of Portfolio Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
   Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
   Mortgage Dollar Rolls and Reverse Repurchase Agreements  . . . . . . . . . . . . . . . . . .   8
   Borrowing  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
   Sector Concentration . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
   Maturity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
   High-Yield (High-Risk) Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
   Temporary Defensive Position . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
   Derivative Instruments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
DIRECTORS AND OFFICERS OF THE CORPORATION . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
PRINCIPAL SHAREHOLDERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
INVESTMENT ADVISOR AND DISTRIBUTOR  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
PORTFOLIO TRANSACTIONS AND BROKERAGE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT  . . . . . . . . . . . . . . . . . . . . . . . . .  21
TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
DETERMINATION OF NET ASSET VALUE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
ADDITIONAL SHAREHOLDER INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
FUND ORGANIZATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
SHAREHOLDER MEETINGS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
PORTFOLIO MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
LEGAL COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   A-1


                      ___________________________________


         No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated November 30, 1995, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds.


 This Statement of Additional Information does not constitute an offer to sell securities.

                            INVESTMENT RESTRICTIONS

         The investment objective of the Fund is to seek federally tax-exempt current income with a very low degree of share-price fluctuation. The Fund's investment objective and policies are described in detail in the Prospectus under the caption "Investment Objective and Policies." The following are the Fund's fundamental investment limitations which cannot be changed without shareholder approval.

The Fund:

1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 (the 1940 Act) which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.

3.       May not issue senior securities, except as permitted under the 1940
         Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

10. May not, under normal market conditions, invest less than 80% of its net assets in municipal securities.

         The following are the Fund's non-fundamental operating policies which may be changed by the Board of Directors of the Corporation without shareholder approval.

The Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6. Purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of issuers that, including predecessor or unconditional guarantors, have a record of less than three years of continuous operation. This policy does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities.

7. Invest in direct interests in oil, gas, or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

8. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Fund's net assets.

         In addition, (i) the aggregate value of securities underlying call options on securities written by the Fund or obligations underlying put options on securities written by the Fund determined as of the date the options are written will not exceed 50% of the Fund's net assets; (ii) the aggregate premiums paid on all options purchased by the Fund and which are being held will not exceed 20% of the Fund's net assets; (iii) the Fund will not purchase put or call options, other than hedging positions, if, as a result thereof, more than 5% of its total assets would be so invested; and (iv) the aggregate margin deposits required on all futures and options on futures transactions being held will not exceed 5% of the Fund's total assets.

9. Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of the borrowing or investment.

10. Purchase or retain the securities of any issuer if any officer or director of the Fund or its investment advisor beneficially owns more than 1/2 of 1% of the securities of such issuer and such officers and directors together own beneficially more than 5% of the securities of such issuer.

11. Purchase warrants, valued at the lower of cost or market value, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on any stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

12. Borrow money except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

13. Make any loans other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or
         (ii) engaging in repurchase agreements.


         Except for the fundamental investment limitations listed above and the Fund's investment objective, the other investment policies described in the Prospectus and this Statement of Additional Information are not fundamental and may be changed with approval of the Fund's Board of Directors.


                       INVESTMENT POLICIES AND TECHNIQUES

         The following information supplements the discussion of the Fund's investment objective, policies, and techniques that are described in detail in the Prospectus under the captions "Investment Objective and Policies" and "Implementation of Policies and Risks."

ILLIQUID SECURITIES


         The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). However, the Fund will not acquire illiquid securities if, as a result, they would comprise more than 15% of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940
Act). The Board of Directors of the Fund, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), including securities that may be resold pursuant to Rule 144A under the Securities Act, may be considered liquid. The Board of Directors of the Fund has delegated to Strong Capital Management, Inc. (the "Advisor") the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Directors has directed the Advisor to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors.


         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         The Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an

OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         In addition, the Fund may acquire standby commitments to facilitate portfolio liquidity. Standby commitments are puts or rights that entitle the holders thereof to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A standby commitment is generally not transferable by the Fund, although the underlying security is separately transferable. The Fund may pay for standby commitments either separately, in cash, or as part of the higher acquisition cost of securities subject to such commitments (thus reducing the yield on such securities). Standby commitments are subject to certain risks, including (i) the creditworthiness of the issuers of standby commitments to pay for the securities at the time the commitments are exercised, (ii) the possible restrictions on transfer of the standby commitments, and (iii) the term of the standby commitment, which may be shorter than the maturity of the underlying security.

         Notwithstanding the above, the Advisor intends, as a matter of internal policy, to limit the Fund's investments in illiquid securities to 10% of its net assets.

TAXABLE SECURITIES


         From time to time the Fund may invest up to 20% of its net assets on a temporary basis in taxable investments (of comparable quality to their respective tax-free investments), which would produce interest not exempt from federal income tax, including: (i) obligations issued or guaranteed, as to principal and interest, by the United States government, its agencies, or instrumentalities; (ii) obligations of financial institutions, including banks, savings and loan institutions, insurance companies and mortgage banks, such as certificates of deposit, bankers' acceptances, and time deposits; (iii) corporate obligations, including preferred stock and commercial paper, with equivalent credit quality to the municipal securities in which the Fund may invest; and (iv) repurchase agreements with respect to any of the foregoing instruments. For example, the Fund may invest in such taxable investments pending the investment or reinvestment of such assets in municipal securities, in order to avoid the necessity of liquidating portfolio securities to satisfy redemptions or pay expenses, or when such action is deemed to be in the interest of a Fund's shareholders. In addition, the Fund may invest up to 100% of its total assets in private activity bonds, the interest on which is a tax-preference item for taxpayers subject to the federal alternative minimum tax.


VARIABLE-OR FLOATING-RATE SECURITIES

         The Fund may invest in securities which offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

         Variable-or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on 7 days notice; in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year. Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument which may be sold or put to the issuer or a third party, the Fund may consider that instrument's maturity to be shorter than its stated maturity.

         Variable-rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals.

Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Fund's Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Advisor, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio.

         The Fund will not invest more than 15% of its net assets in variable- and floating-rate demand obligations that are not readily marketable (a variable-or floating-rate demand obligation that may be disposed of on not more than seven days notice will be deemed readily marketable and will not be subject to this limitation). (See "Illiquid Securities" and "Investment Restrictions.") In addition, each variable- or floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase. When determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

         In determining the Fund's dollar-weighted average portfolio maturity, the Fund will consider a floating or variable rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (i) variable rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature, (ii) variable rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (iii) floating rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable and floating rate securities generally are subject to less principal fluctuation than securities without these attributes since the securities usually trade at par following the readjustment in the interest rate.

SHORT SALES AGAINST THE BOX

         The Fund may sell securities short against the box to hedge unrealized gains on portfolio securities. Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

LENDING OF PORTFOLIO SECURITIES

         The Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to broker-dealers or institutional investors that the Advisor deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Advisor will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in the Fund's interest. However, the Fund does not presently intend to engage in such lending.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. In a repurchase agreement, the Fund acquires a security at one price and, at the time of the sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund may enter into repurchase agreements with respect to any security in which it may invest. If the value of such securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement will be required to provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. Repurchase agreements generate taxable income to the Fund. Accordingly, the Fund may not invest more than 20% of its assets in repurchase agreements and other securities which generate income that is not exempt from federal income taxation. The Fund may invest up to 15% of its respective net assets in repurchase agreements maturing in more than seven days and other securities that are not readily marketable. (See "Illiquid Securities" above.) The Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

         The Fund may also enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Fund. (See "Borrowing" below.)

         The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See "Borrowing" below.) When required by guidelines of the Securities and Exchange Commission (the "SEC"), a Fund will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.

         The mortgage dollar rolls and reverse repurchase agreements entered into by the Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade securities or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreement. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Advisor believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

BORROWING

         The Fund may borrow money from banks, limited by the Fund's fundamental investment restriction to 33 1/3% of its total assets, and may engage in mortgage dollar roll transactions and reverse repurchase agreements which may be considered a form of borrowing. (See "Mortgage Dollar Rolls and Reverse Repurchase Agreements" above.) In addition, the Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. The Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total assets.



SECTOR CONCENTRATION

         From time to time, the Fund may invest 25% or more of its assets in municipal bonds that are related in such a way that an economic, business, or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Such related sectors may include hospitals, retirement centers, pollution control, single family housing, multiple family housing, industrial development, utilities, education, and general obligation bonds. The Fund also may invest 25% or more of its assets in municipal bonds whose issuers are located in the same state. Such states may include California, Pennsylvania, Texas, New York, Florida, and Illinois.


MATURITY

        A Fund's average portfolio maturity represents an average based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except that (i) variable-rate securities are deemed to mature at the next interest-rate adjustment date, (ii) debt securities with put features are deemed to mature at the next put-exercise date, (iii) the maturity of mortgage-backed securities is determined on an "expected life" basis as determined by the Advisor, and (iv) securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of futures contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have.



        A Fund's average "effective portfolio maturity" will be calculated in nearly the same manner as average portfolio maturity, which is explained above. However, for the purpose of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate averge effective portfolio maturity when the Advisor reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The Advisor may base its conclusion on such factors as the interest rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other appropriate factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.



        Both the average maturity and average effective portfolio maturity of the Fund are dollar-weighted based upon the market value of the securities.


HIGH-YIELD (HIGH-RISK) SECURITIES


         IN GENERAL. The Fund may invest in non-investment grade debt obligations rated in the fifth highest rating category (e.g., BB by S&P) or comparable unrated securities. Securities rated BB are considered the least speculative of non-investment grade obligations. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to the Appendix of this Statement of Additional Information for a discussion of securities ratings.


         EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. The lower-quality and comparable unrated securities market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

         All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

         As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market, and accordingly so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

         PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.

         CREDIT RATINGS. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality and comparable unrated securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated securities will be more dependent on the Advisor's credit analysis than would be the case with investments in investment-grade debt securities. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Advisor continually monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

         LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

         RECENT AND PROPOSED LEGISLATION. Recent legislation has been adopted, and from time to time proposals have been discussed, regarding new legislation designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. An example of legislation is a recent law which requires federally insured savings and loan associations to divest their investments in these securities over time. It is not currently possible to determine the impact of the recent legislation or the proposed legislation on the lower-quality and comparable unrated securities market. However, it is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

TEMPORARY DEFENSIVE POSITION

         When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed income securities, including U.S. government securities, commercial paper, banker's acceptances, certificates of deposit, and time deposits, including taxable obligations.

DERIVATIVE INSTRUMENTS


         GENERAL DESCRIPTION. As discussed in the Prospectus, the Fund may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures") and options on futures contracts for any lawful purpose consistent with the Fund's investment objective, such as to hedge the Fund's portfolio, manage risk, or attempt to enhance returns, but not for speculation.

         The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use these instruments will be limited by tax considerations.

         In addition to the products, strategies and risks described below and in the Prospectus, the Advisor may discover additional derivative instruments and other hedging techniques. These new opportunities may become available as the Advisor develops new techniques or as regulatory authorities broaden the range of permitted transactions. The Advisor may utilize these opportunities to the extent that they are consistent with the Fund's investment objectives and permitted by the Fund's investment limitations and applicable regulatory authorities.

         SPECIAL RISKS OF THESE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

         (1) Successful use of most of these instruments depends upon the Advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

         (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

         (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         For a discussion of the federal income tax treatment of the Fund's derivative instruments, see "Taxes -- Derivative Instruments" below.

         GENERAL LIMITATIONS ON CERTAIN DERIVATIVE TRANSACTIONS. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to Rule 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the notice of eligibility for the Fund includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such options positions are "in the money," do not exceed 5% of the Fund's net assets. Adoption of these guidelines does not limit the percentage of the Fund's assets at risk to 5%.

         In addition, (i) the aggregate value of securities underlying call options on securities written by the Fund or obligations underlying put options on securities written by the Fund determined as of the date the options are written will not exceed 50% of the Fund's net assets; (ii) the aggregate premiums paid on all options purchased by the Fund and which are being held will not exceed 20% of the Fund's net assets; and (iii) the Fund will not purchase put or call options, other than hedging positions, if, as a result thereof, more than 5% of its total assets would be so invested; and (iv) the aggregate margin deposits required on all futures and options on futures transactions being held will not exceed 5% of the Fund's total assets.

         The foregoing limitations are not fundamental policies of the Fund and may be changed by the Corporation's Board of Directors without shareholder approval as regulatory agencies permit.

         Transactions using options (other than purchased options) expose the Fund to counter-party risk. To the extent required by SEC guidelines, the Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid high grade debt securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


         In some cases, a Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class or foreign country. In such cases, when a Fund uses a derivative instrument to increase or decrease exposure to an asset class or foreign country and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Advisor will measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements.)



         FUTURES CONTRACTS. The Fund may enter into futures contracts, including interest rate and index futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices and sales of futures as an offset against the effect of expected declines in securities prices. The Fund's futures transactions may be entered into for any lawful purpose consistent with the Fund's investment objective, such as hedging purposes, risk management, or to enhance returns but not for speculation. The Fund may also write put options on interest rate futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than is purchasing the futures contract.


         To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.


         No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid, high grade debt securities, in an amount generally equal to 10% or less of the contract value. High grade securities include securities rated "A" or better by an NRSRO. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.


         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         OPTIONS. The Fund may also purchase or write put and call options on securities and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a fund would be considered illiquid to the extent described under "Illiquid Securities." Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

         The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value.

         The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

         The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the other party to the transaction ("counter party") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

         The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

         If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

         The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract the effectiveness of attempted hedging.

         SPREAD TRANSACTIONS. The Fund may purchase from securities dealers covered spread options. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

                   DIRECTORS AND OFFICERS OF THE CORPORATION


         Directors and officers of the Corporation, together with information as to their principal business occupations during the last five years, and other information are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk. Each officer and director holds the same position with the following registered
investment companies:   Strong Advantage Fund, Inc.; Strong American Utilities
Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Asset Allocation Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Government Securities Fund, Inc.; Strong Growth Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Insured Municipal Bond Fund, Inc.; Strong International Bond Fund, Inc.; Strong International Stock Fund, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Total Return Fund, Inc.; and Strong U.S. Treasury Money Fund, Inc. (collectively, the "Strong Funds"); and Strong Institutional Funds, Inc.; Strong Special Fund II, Inc.; and Strong Variable Insurance Funds, Inc.


         *Richard S. Strong (DOB 5/12/42), Chairman of the Board and Director of the Corporation.

         Prior to August 1985, Mr. Strong was Chief Executive Officer of the Advisor, which he founded in 1974. Since August 1985, Mr. Strong has been a Security Analyst and Portfolio Manager of the Advisor. In October 1991, Mr. Strong also became the Chairman of the Advisor. Mr. Strong is a director of the Advisor. Since October 1993, Mr. Strong has been Chairman and a director of Strong Holdings, Inc., a Wisconsin corporation and subsidiary of the Advisor ("Holdings"), and the Fund's underwriter, Strong Funds Distributors, Inc., a Wisconsin corporation and subsidiary of Holdings ("Distributor"). Since January 1994, Mr. Strong has been Chairman and a director of Heritage Reserve Development Corporation, a Wisconsin Corporation and subsidiary of Holdings; and since February 1994, Mr. Strong has been a member of the Managing Boards of Fussville Real Estate Holdings L.L.C., a Wisconsin Limited Liability Company and subsidiary of the Advisor, and Fussville Development L.L.C., a Wisconsin Limited Liability Company and subsidiary of the Advisor, and certain of its subsidiaries. Mr. Strong has served as a director and Chairman of the Board of the Corporation since commencement of operations in October 1986.

         Marvin E. Nevins (DOB 7/9/18), Director of the Corporation.

         Private Investor. From 1945 to 1980 Mr. Nevins was Chairman of Wisconsin Centrifugal Inc., a foundry. From July 1983 to December 1986, he was Chairman of General Casting Corp., Waukesha, Wisconsin, a foundry. Mr. Nevins is a former Chairman of the Wisconsin Association of Manufacturers & Commerce. He was also a regent of the Milwaukee School of Engineering and a member of the Board of Trustees of the Medical College of Wisconsin. Mr. Nevins has served as a director of the Corporation since commencement of operations in October 1986.

         Willie D. Davis (DOB 7/24/34), Director of the Corporation.

         Mr. Davis has been director of Alliance Bank since 1980, Sara Lee Corporation (a food/consumer products company) since 1983, KMart Corporation (a discount consumer products company) since 1985, YMCA Metropolitan - Los Angeles since 1985, Dow Chemical Company since 1988, MGM Grand, Inc. (an entertainment/hotel company) since 1990, WICOR, Inc. (a utility company) since 1990, Johnson Controls, Inc. (an industrial company) since 1992, L.A. Gear (a footwear/sportswear company) since 1992, and Rally's Hamburger, Inc. since 1994. Mr. Davis has been a trustee of the University of Chicago since 1980, Marquette University since 1988, and Occidental College since 1990. Since 1977, Mr.

Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. Mr. Davis was a director of the Fireman's Fund (an insurance company) from 1975 until 1990. Mr. Davis has served as a director of the Corporation since July 1994.

         *John Dragisic (DOB 11/26/40), Vice Chairman and Director of the Corporation.

         Mr. Dragisic has been Vice Chairman and a director of the Advisor and director of Holdings and Distributor since July 1994. Mr. Dragisic previously served as a director of the Corporation from July 1991 until July 1994. Mr. Dragisic was the President and Chief Executive Officer of Grunau Company, Inc. (a mechanical contracting and engineering firm), Milwaukee, Wisconsin from 1987 until July 1994. From 1981 to 1987, he was an Executive Vice President with Grunau Company, Inc. From 1969 until 1973, Mr. Dragisic worked for the InterAmerican Development Bank. Mr. Dragisic received his Ph.D. in Economics in 1971 from the University of Wisconsin-Madison and his B.A. degree in Economics in 1962 from Lake Forest College. Mr. Dragisic has served as Vice Chairman of the Corporation since July 1994 and director of the Corporation since April 1995.




         Stanley Kritzik (DOB 1/9/30), Director of the Corporation.

         Mr. Kritzik has been a Partner of Metropolitan Associates since 1962, a Director of Aurora Health Care since 1987, and Health Network Ventures, Inc. since 1992. He has served as a director of the Corporation since April 1995.

         William F. Vogt (DOB 7/19/47), Director of the Corporation.

         Mr. Vogt has been the President of Vogt Management Consulting, Inc. since 1990. From 1982 until 1990, he served as Executive Director of University Physicians of the University of Colorado. Mr. Vogt is the Past President of the Medical Group Management Association and a Fellow of the American College of Medical Practice Executives. He has served as a director of the Corporation since April 1995.

         Lawrence A. Totsky (DOB 5/6/59), C.P.A., Vice President of the Corporation.

         Mr. Totsky has been Senior Vice President of the Advisor since September 1994. Mr. Totsky served as Vice President of the Advisor from December 1992 to September 1994. Mr. Totsky acted as the Advisor's Manager of Shareholder Accounting and Compliance from June 1987 to June 1991 when he was named Director of Mutual Fund Administration. Mr. Totsky has been the Vice President of the Corporation since May 1993.

         Thomas P. Lemke (DOB 7/30/54), Vice President of the Corporation.

         Mr. Lemke has been Senior Vice President, Secretary, and General Counsel of the Advisor since September 1994. For two years prior to joining the Advisor, Mr. Lemke acted as Resident Counsel for Funds Management at J.P. Morgan & Co., Inc. From February 1989 until April 1992, Mr. Lemke acted as Associate General Counsel to Sanford C. Bernstein Co., Inc. For two years prior to that, Mr. Lemke was Of Counsel at the Washington, D.C. law firm of Tew Jorden & Schulte, a successor of Finley, Kumble Wagner. From August 1979 until December 1986, Mr. Lemke worked at the Securities and Exchange Commission, most notably as the Chief Counsel to the Division of Investment Management (November 1984 - December 1986), and as Special Counsel to the Office of Insurance Products, Division of Investment Management (April 1982 - October 1984). Mr. Lemke has been a Vice President of the Corporation since October 1994.

         Ann E. Oglanian (DOB 12/7/61), Secretary of the Corporation.

         Ms. Oglanian has been an Associate Counsel of the Advisor since January 1992. Ms. Oglanian acted as Associate Counsel for the Chicago-based investment management firm, Kemper Financial Services, Inc. from June 1988 until December 1991. Ms. Oglanian has been the Secretary of the Corporation since May 1994.

         Ronald A. Neville (DOB 5/21/47), C.P.A., Treasurer of the Corporation.

         Mr. Neville has been the Senior Vice President and Chief Financial Officer of the Advisor since January 1995. For fourteen years prior to that, Mr. Neville worked at Twentieth Century Companies, Inc., most notably as Senior Vice President and Chief Financial Officer (1988 until December 1994). Mr. Neville received his M.B.A. in 1972 from the University of Missouri - Kansas City and his B.A. degree in Business Administration and Economics in 1969 from Drury College. Mr. Neville has been the Treasurer of the Corporation since April 1995.


         Except for Messrs. Nevins, Davis, Kritzik, and Vogt, the address of all of the above persons is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Nevins' address is 6075 Pelican Bay Boulevard, Naples, Florida 33963. Mr. Davis' address is 161 North La Brea, Inglewood, California 90301. Mr. Kritzik's address is 1123 North Astor Street, P.O. Box 92547, Milwaukee, Wisconsin 53202-0547. Mr. Vogt's address is 2830 East Third Avenue, Denver, Colorado 80206.



         The mutual fund complex that is managed by the Advisor, which is composed of 26 open-end management investment companies consisting of 32 mutual funds, of which the Fund is a part, in the aggregate, pays each Director who is not a director, officer, or employee of the Advisor, or any affiliated company (a "disinterested director") an annual fee of $50,000, plus $100 per Board meeting for each mutual fund. In addition, each disinterested director is reimbursed by the mutual funds for travel and other expenses incurred in connection with attendance at such meetings. Other officers and directors of the mutual funds receive no compensation or expense reimbursement from the mutual funds.



         As of November 30, 1995, the officers and directors of the Corporation in the aggregate beneficially owned less than 1% of the Fund's then outstanding shares.


                             PRINCIPAL SHAREHOLDERS


         As of November 30, 1995, Strong Capital Management, Inc. owned of record and beneficially 20,000 shares, representing all of the Fund's outstanding shares.


                       INVESTMENT ADVISOR AND DISTRIBUTOR

         The Advisor to the Fund is Strong Capital Management, Inc. Mr. Richard S. Strong controls the Advisor. Mr. Strong is the Chairman and a director of the Advisor, Mr. Dragisic is the Vice Chairman and a director of the Advisor, Mr. Totsky is a Senior Vice President of the Advisor, Mr. Lemke is a Senior Vice President, Secretary and General Counsel of the Advisor, Mr. Neville is a Senior Vice President and Chief Financial Officer of the Advisor,
and Ms. Oglanian is an Associate Counsel of the Advisor.   A brief description
of the Fund's investment advisory agreement ("Advisory Agreement") is set forth in the Prospectus under "About the Fund - Management."


         The Fund's Advisory Agreement is dated November 29, 1995, and will remain in effect as to the Fund for a period of two years. The Advisory Agreement was approved by the Fund's initial shareholder on November 29, 1995. Thereafter, the Advisory Agreement is required to be approved annually by the Board of Directors of the Corporation or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must also be approved by the vote of a majority of the Corporation's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable, without penalty, on 60 days' written notice by the Board of Directors of the Corporation; by vote of a majority of the Fund's outstanding voting securities; or by the Advisor. In addition, the Advisory Agreement will terminate automatically in the event of its assignment.


         Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments subject to the supervision of the Corporation's Board of Directors. The Advisor is responsible for investment decisions and supplies investment research and portfolio management. At its expense, the Advisor provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund. The Advisor places all orders for the purchase and sale of the Fund's portfolio securities at its expense.

         Except for expenses assumed by the Advisor as set forth above or as described below with respect to the distribution of a Fund's shares, a Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale; expenses for printing and distribution costs of Prospectuses and semi-annual financial statements mailed to existing shareholders; and charges of custodians, transfer agent fees (including the printing and mailing of reports and notices to shareholders), fees of registrars, fees for auditing and legal services, fees for clerical services related to record keeping and shareholder relations, the cost of stock certificates, and fees for directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; costs of shareholder and director meetings; and its allocable share of the Corporation's expenses.

         As compensation for its services, the Fund pays to the Advisor a monthly management fee at the annual rate of .60% of the Fund's average daily net asset value. (See "Shareholder Manual - Determining Your Share Price" in the Prospectus.) From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Fund.


         The Advisory Agreement requires the Advisor to reimburse the Fund in the event that the expenses and charges payable by the Fund in any fiscal year, including the management fee but excluding taxes, interest, brokerage commissions, and similar fees and to the extent permitted extraordinary expenses, exceed that percentage of the average net asset value of the Fund for such year. Such excess is determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Fund's shares are qualified for sale; or if the states in which the Fund's shares are qualified for sale impose no restrictions, then 2%. The most restrictive percentage limitation currently applicable to a Fund is 2 1/2% of its average daily net assets to $30,000,000, 2% on the next $70,000,000 of its average daily net assets, and 1 1/2% of the average daily net assets in excess of $100,000,000. Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to the Fund by reduction of the Advisor's fee, subject to later adjustment, month by month, for the remainder of the Fund's fiscal year. The Advisor may from time to time voluntarily absorb expenses for the Fund in addition to the reimbursement of expenses in excess of applicable limitations.

         On July 12, 1994, the Securities and Exchange Commission (the SEC) filed an administrative action (Order) against the Advisor, Mr. Strong, and another employee of the Advisor in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc., et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order alleged that the Advisor and Mr. Strong aided and abetted violations of Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further alleged that the Advisor violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting the Advisor's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of the Advisor owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and the Advisor agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.

         The staff of the U.S. Department of Labor (the "Staff") has contacted the Advisor regarding alleged cross-trading of securities between 1987 and early 1990 involving various customer accounts subject to the Employee Retirement Security Act of 1974 ("ERISA") and managed by the Advisor. The Advisor has informed the Staff of the basis for its position that the trades complied with ERISA and that, in any event, any alleged noncompliance was not the cause of any losses to the accounts. The Staff has stated that it disagrees with the Advisor's positions, although to date it has not filed any action against the Advisor. At this time, the Advisor is negotiating with the Staff regarding a possible resolution of the matter, but it cannot presently determine whether the matter will be settled or litigated or, if it is settled or litigated, how it ultimately will be resolved. However, management presently believes, based on current knowledge and the Advisor's insurance coverage, that the ultimate resolution of this matter should not have a material adverse effect on the Advisor's financial position.


         The Advisor has adopted a Code of Ethics (the "Code") which governs the personal trading activities of all "Access Persons" of the Advisor. Access Persons include every director and officer of the Advisor and the investment companies managed by the Advisor, including the Fund, as well as certain employees of the Advisor who have access to information relating to the purchase or sale of securities by the Advisor on behalf of accounts managed by it. The Code is based upon the principal that such Access Persons have a fiduciary duty to place the interests of the Advisor's clients ahead of their own.



         The Code requires Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the Fund) to, among other things, preclear their securities transacations (with limited exceptions, such as transactions in shares of mutual funds, direct obligations of the U.S. government and certain options on broad-based securities market indexes) and to execute such transactions through the Advisor's trading department. The Code, which applies to all Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the Fund), includes a ban on acquiring any securities in an initial public offering, other than a new offering of a registered open-end investment company, and a prohibition from profiting on short-term trading in securities. In addition, no Access Person may purchase or sell any security which, at the time, is being purchased or sold, or to the knowledge of the Access Person, is being considered for purchase or sale, by the Advisor on behalf of any mutual fund or other account managed by it. Finally, the Code provides for trading "black out" periods which prohibit trading by Access Persons who are portfolio managers within seven calendar days of trading in the same securities by any mutual fund or other account managed by the portfolio manager.



         Under a Distribution Agreement dated November 29, 1995 with the Corporation (a "Distribution Agreement"), Strong Funds Distributors, Inc. acts as underwriter of each Fund's shares ("Distributor"). The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. Since the Fund is a "no-load" fund, no sales commissions are charged on the purchase of Fund shares. The Distribution Agreement further provides that the Distributor will bear the costs of printing Prospectuses and shareholder reports which are used for selling purposes, as well as advertising and other costs attributable to the distribution of the Fund's shares. The Distributor is an indirect subsidiary of the Advisor and controlled by the Advisor and Richard S. Strong. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.

         From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive non-cash compensation awards in connection with the sale and distribution of the Fund's shares. These awards may include items such as, but not limited to, gifts, merchandise, gift certificates, and payment of travel expenses, meals and lodging. As required by the National Association of Securities Dealers, Inc. or NASD's proposed rule amendments in this area, any in-house sales incentive program will be multi- product oriented, i.e., any incentive will be based on an associated person's gross production of all securities within a product type and will not be based on the sales of shares of any specifically designated mutual fund.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's portfolio business and the negotiation of the commissions to be paid on such transactions. It is the policy of the Advisor to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Advisor or the Fund. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commissions. In selecting broker-dealers and in negotiating commissions, the Advisor considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker. Brokerage will not be allocated based on the sale of the Fund's shares.

         Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).


         In carrying out the provisions of the Advisory Agreement, the Advisor may cause the Fund to pay a broker, which provides brokerage and research services to the Advisor, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Advisor believes it is important to its investment decision-making process to have access to independent research. The Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (a) the Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisor's overall responsibilities with respect to the accounts as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Advisory Agreement; and (c) in the opinion of the Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. The investment management fees paid by the Fund under the Advisory Agreement is not reduced as a result of the Advisor's receipt of research services.


         Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are received primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to the Advisor by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

         Where the Advisor itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations of costs between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of the Advisor's allocation of the costs of such benefits and services between those that primarily benefit the Advisor and those that primarily benefit the Fund and other advisory clients.

         From time to time, the Advisor may purchase securities for the Fund in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling the securities to the Fund and other advisory clients, provide the Advisor with research. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

         Each year, the Advisor considers the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempts to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon the Advisor's evaluation of all applicable considerations.

         During its last fiscal year, the Advisor had an arrangement with various brokers whereby, in consideration of the providing of research services, the Advisor allocated brokerage to those firms, provided that their brokerage and research services were satisfactory to the Advisor and their execution capabilities were compatible with the Advisor's policy of seeking best execution at the best security price available, as discussed above.

         The Advisor may direct the purchase of securities on behalf of the Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When the Advisor believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.

         The Advisor places portfolio transactions for other advisory accounts, including other mutual funds managed by the Advisor. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. In the opinion of the Advisor, it is not possible to separately measure the benefits from research services to each of the accounts (including the Fund) managed by the Advisor. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of the Advisor, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

         The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.


        Where consistent with a client's investment objectives, investment restrictions, and risk tolerance, the Advisor may purchase securities sold in underwritten public offerings for client accounts, commonly referred to as "deal" securities. The Advisor has adopted deal allocation procedures (the "procedures"), summarized below, that reflect the Advisor's overriding policy that deal securities must be allocated among participating client accounts in a fair and equitable manner and that deal securities may not be allocated in a manner that unfairly discriminates in favor of certain clients or types of clients.



        The procedures provide that, in determining which client accounts a portfolio manager team will seek to have purchase deal securities, the team will consider all relevant factors including, but not limited to, the nature, size, and expected allocation to the Advisor of deal securities; the size of the account(s); the accounts' investment objectives and restrictions; the risk tolerance of the client; the client's tolerance for possibly higher portfolio turnover; the amount of commissions generated by the account during the past year; and the number of other deals the client has participated in during the past year.



        Where more than one of the Advisor portfolio manager team seeks to have client accounts participate in a deal and the amount of deal securities allocated to the Advisor by the underwriting syndicate is less than the aggregate amount ordered by the Advisor (a "reduced allocation"), the deal securities will be allocated among the portfolio manager teams based on all relevant factors. The primary factor shall be assets under management, although other factors that may be considered in the allocation decision include, but are not limited to, the nature, size, and expected Advisor allocation of the deal; the amount of brokerage commissions or other amounts generated by the respective participating portfolio manager teams; and which portfolio manager team is primarily responsible for the Advisor receiving securities in the deal. Based on the relevant factors, the Advisor has established general allocation percentages for its portfolio manager teams, and these percentages are reviewed on a regular basis to determine whether asset growth or other factors make it appropriate to use different general allocation percentages for reduced allocations.



        When a portfolio manager team receives a reduced allocation of deal securities, the portfolio manager team will allocate the reduced allocation among client accounts in accordance with the allocation percentages set forth in the team's initial allocation instructions for the deal securities, except where this would result in a de minimis allocation to any client account. On a regular basis, the Advisor reviews the allocation of deal securities to ensure that they have been allocated in a fair and equitable manner that does not unfairly discriminate in favor of certain clients or types of clients.

                                   CUSTODIAN

         As custodian of the Fund's assets, Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Corporation. The custodian is in no way responsible for any of the investment policies or decisions of the Fund.

                  TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

         The Advisor acts as transfer agent and dividend-disbursing agent for the Fund. The Advisor is compensated based on an annual fee per open account of $31.50, plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications. The Advisor also receives an annual fee per closed account of $4.20. The fees received and the services provided as transfer agent and dividend disbursing agent are in addition to those received and provided by the Advisor under the Advisory Agreement. In addition, the Advisor provides certain printing and mailing services for the Fund, such as printing and mailing of shareholder account statements, checks, and tax forms.


         From time to time, the Funds, directly or indirectly through arrangements with the Advisor, and/or the Advisor may pay amounts to third parties that provide transfer agent and other administrative services relating to the Funds to persons who beneficially own interests in the Funds, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Funds, transmitting, on behalf of the Funds, proxy statements, annual reports, updated Prospectuses, other communications regarding the Funds, and related services as the Funds or beneficial owners may reasonably request. In such cases, the Funds will not pay fees at a rate that is greater than the rate the Funds are currently paying the Advisor for providing these services to Fund shareholders.


                                     TAXES

GENERAL

         As indicated under "About the Fund - Distributions and Taxes" in the Prospectus, the Fund intends to continue to qualify annually for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification does not involve governmental supervision of the Fund's management practices or policies.

         In order to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) plus its net interest income excludable from gross income under section 103(a) of the Code and must meet several additional requirements. For the Fund these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or options or futures, that were held for less than three months ("30% Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

         Dividends paid by the Fund will qualify as exempt-interest dividends as defined in the Prospectus, and thus will be excludable from gross income by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a); the Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from the Fund's shareholders' gross income may not exceed the Fund's net tax-exempt income. The shareholders' treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the Code.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares. Any portion of such a loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

         The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary taxable income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

INVESTMENTS IN CERTAIN MUNICIPAL SECURITIES

         Tax-exempt interest attributable to certain private activity bonds ("PABs") (including, in the case of a RIC receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that RIC) is subject to the alternative minimum tax. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether the Fund's tax-exempt interest was attributable to such bonds. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of the Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

         The Fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). Market discount generally arises when the value of the bond declines after issuance (typically, because of an increase in prevailing interest rates or a decline in the issuer's creditworthiness). Gain on the disposition of a municipal market discount bond purchased by the Fund after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

DERIVATIVE INSTRUMENTS

         The use of derivatives strategies, such as purchasing and selling (writing) options and futures, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from transactions in options and futures derived by the Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures will be subject to the 30% Limitation if they are held for less than three months.

         If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the 30% Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging strategies, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available or is not elected by the Fund, it may be forced to defer the closing out of certain options or futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to qualify as a RIC.

         For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on options and futures contracts that are subject to section 1256 of the Code ("Section 1256 Contracts") and are held by the Fund as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for Section 1256 Contracts that are part of a "mixed straddle" and with respect to which the Fund makes a certain election, any gain or loss recognized with respect to Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract. Unrealized gains on
Section 1256 Contracts that have been held by the Fund for less than three months as of the end of its taxable year, and that are recognized for federal income tax purposes as described above, will not be considered gains on investments held for less than three months for purposes of the 30% Limitation.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

         The Fund may acquire zero-coupon, step-coupon, or other securities issued with original issue discount. As the holder of those securities, the Fund must take into account or include in its income (with respect to taxable securities) the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must take into account or include in its gross income (with respect to taxable securities) securities it receives as "interest" on pay-in-kind securities. Because the Fund annually must distribute substantially all of its income, including any tax-exempt original issue discount, to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions may be made from the proceeds on sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income or net capital gain, or both. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the 30% Limitation, any such gains would reduce the Fund's ability to sell other securities, options, or futures contracts held for less that three months that it might wish to sell in the ordinary course of its portfolio management.

         The foregoing federal tax discussion as well as the tax discussion contained within the Prospectus under "About the Fund - Distributions and Taxes" is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders. These tax provisions are subject to change by legislative or administrative action at the federal, state or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's
investment in the Fund.   Because the Fund's taxes are a complex matter, you
should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.

                        DETERMINATION OF NET ASSET VALUE

         As set forth in the Prospectus under the caption "Shareholder Manual - Determining Your Share Price," the net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is open Monday through Friday except New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                       ADDITIONAL SHAREHOLDER INFORMATION

TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGES AND AUTOMATIC EXCHANGE PLAN

         Shares of the Fund and any other funds sponsored by the Advisor may be exchanged for each other at relative net asset values. Exchanges will be effected by redemption of shares of the Fund held and purchase of shares of the fund for which Fund shares are being exchanged (the "New Fund"). For federal income tax purposes, any such exchange constitutes a sale upon which a capital gain or loss will be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. If you are interested in exercising any of these exchange privileges, you should obtain Prospectuses of other funds sponsored by the Advisor from the Advisor. Upon a telephone exchange, the transfer agent establishes a new account in the New Fund with the same registration and dividend and capital gains options as the redeemed account, unless otherwise specified, and confirms the purchase to you.

         The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone, providing written confirmations of such transactions to the address of record, and tape recording telephone instructions.

         The Telephone Exchange and Redemption Privileges and Automatic Exchange Plan are available only in states where shares of the New Fund may be sold, and may be modified or discontinued at any time. Additional information regarding the Telephone Exchange and Redemption Privileges and Automatic Exchange Plan is contained in the Fund's Prospectus.

                               FUND ORGANIZATION


         The Fund is a series of common stock of Strong Municipal Funds, Inc. (formerly known as Strong Municipal Money Market Fund, Inc.), a Wisconsin corporation (the "Corporation"). The Corporation was incorporated on July 28, 1986 and is authorized to issue 10,000,000,000 shares of common stock and series and classes of series of shares of common stock, with a par value of $ .00001 per share. The Corporation is authorized to issue 600,000,000 shares of common stock of the Fund. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations or relative rights. However, the Corporation's Articles of Incorporation provides that if additional classes of shares are issued by the Fund, such new classes of shares may not affect the preferences, limitations or relative rights of the Fund's outstanding shares. In addition, the Corporation's Board is authorized to allocate assets, liabilities, income and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter which affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Fractional shares have the same rights proportionately as do full shares. Shares of the Fund have no preemptive, conversion, or subscription rights. The Corporation currently has two series of common stock outstanding. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.


                              SHAREHOLDER MEETINGS

         The Wisconsin Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate provisions in its Bylaws and may, at their discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

         The Corporation's Bylaws allow for a director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary of the Corporation shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Corporation of such costs, the Corporation shall give not less than ten nor more than sixty days notice of the special meeting.

                           PERFORMANCE INFORMATION

IN GENERAL

         As described in the "About the Fund - Performance Information" section of the Fund's Prospectus, the Fund's historical performance or return may be shown in the form of "yield," "tax equivalent yield," "average annual total return," "total return," and "cumulative total return". From time to time, the Advisor may agree to waive or reduce its management fee and to absorb certain operating expenses for the Fund. All performance and returns noted herein are historical and do not represent the future performance of the Fund.

YIELD

         The Fund's yield is computed in accordance with a standardized method prescribed by rules of the SEC. Under that method, the current yield quotation for the Fund is based on a one month or 30-day period. The yield is computed by dividing the net investment income per share earned during the 30-day or one month period by the maximum offering price per share on the last day of the period, according to the following formula:
                                               6
                           YIELD = 2[( a-b + 1)  - 1]
                                      -----
                                       cd

     Where:    a = dividends and interest earned during the period.
               b = expenses accrued for the period (net of reimbursements).
               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
               d = the maximum offering price per share on the last day of the period.

         In computing yield, the Fund follows certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Fund uses to prepare annual and interim financial statements in conformity with generally accepted accounting principles.

TAX-EQUIVALENT YIELD

         The Fund's tax-equivalent yield is computed by dividing that portion of the Fund's yield (computed as described above) that is tax-exempt by one minus the stated federal income tax rate and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. Tax-equivalent yield does not reflect possible variations due to the federal alternative minimum tax. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

DISTRIBUTION RATE

         The distribution rate is computed, according to a non-standardized formula, by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than the Fund's yield. Both the Fund's yield and distribution rate will fluctuate.

AVERAGE ANNUAL TOTAL RETURN

         The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return figures for various periods are set forth in the table below.

TOTAL RETURN

         Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return figures for various periods are set forth in the table below.

CUMULATIVE TOTAL RETURN

         Calculation of the Fund's cumulative total return is not subject to a standardized formula and represents the simple change in value of our investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

         The Fund's performance figures are based upon historical results and do not represent future performance. The Fund's shares are sold at net asset
value per share.   The Fund's returns and net asset value will fluctuate and
shares are redeemable at the then current net asset value of the Fund, which may be more or less than original cost. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

         TAX-EXEMPT VERSUS TAXABLE YIELD. An investor may want to determine which investment, tax-exempt or taxable, will provide you with a higher after-tax return. To determine the tax-equivalent yield, simply divide the yield from the tax-exempt investment by the sum of (1 minus the investor's marginal tax rate). The tables below are provided for making this calculation for selected tax-exempt yield and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Fund may generate. The tables are based upon the 1995 federal tax rates (in effect as of December 31, 1994).

TAXABLE EQUIVALENT YIELD

                                                                            A TAX-FREE YIELD OF:
                                                          4%            5%            6%           7%            8%
                                                          -------------------------------------------------------------
   1995 Taxable Income Levels
        Single          Married Filing    Marginal                  IS EQUIVALENT TO A TAXABLE YIELD OF:
                           Jointly        Tax Rate
-----------------------------------------------------------------------------------------------------------------------
        under 23,351       under 39,001      15%           4.71%         5.88%         7.06%         8.24%        9.41%
       23,351-56,550      39,001-94,250      28%           5.56%         6.94%         8.33%         9.72%       11.11%
      56,551-117,950     94,251-143,600      31%           5.80%         7.25%         8.70%        10.14%       11.59%
     117,951-256,500    143,601-256,500      36%           6.25%         7.81%         9.38%        10.94%       12.50%
        over 256,500       over 256,500    39.6%           6.62%         8.28%         9.93%        11.59%       13.25%

* A taxpayer with an adjusted gross income in excess of $114,700 may, to the extent such taxpayer itemizes deductions, be subject to a higher effective marginal rate.

COMPARISONS

(1)      U.S. TREASURY BILLS, NOTES, OR BONDS
         Investors may want to compare the performance of the Fund to that of United States Treasury bills, notes, or bonds, which are issued by the U.S. Government, because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the United States Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity.

(2)      CERTIFICATES OF DEPOSIT
         Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit represent an alternative (taxable) income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.


(3)      INDIVIDUAL MUNICIPAL BONDS
         The Fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike municipal bond mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they may not offer the reduced risk of a mutual fund which invests in many different securities. The initial investment requirements and sales charges of many municipal bond mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.

(4) LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS
         From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds, with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. Each Fund will be compared to Lipper's appropriate fund category, that is by fund objective and portfolio holdings. Lipper also issues a monthly yield analysis for fixed income funds.

(5)      MORNINGSTAR, INC.
         The Fund's performance also may be compared to the performance of other mutual funds by Morningstar, Inc. which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Rankings are not absolute and do not represent future results.

(6)      INDEPENDENT SOURCES
         Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for Fund performance information and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's and a variety of investment newsletters.

(7)      INDICES
         The Fund may compare its performance to a wide variety of indices including the following:

         (a)     The Consumer Price Index
         (b)     Salomon Brothers High Grade Corporate Bond Index
         (c)     Lehman Brothers 1-Year Municipal Bond Index
         (d)     Lehman Brothers 3-Year Municipal Bond Index
         (e)     Lehman Brothers Insured Municipal Bond Index
         (f)     Lehman Brothers Municipal Bond Index
         (g)     Lehman Brothers Baa Municipal Bond Index
         (h)     IBC/Donoghue's All-Taxable Money Market Fund AverageTM
         (i)     IBC/Donoghue's Tax-Free Money Fund AverageTM
         (j)     Bond Buyer Index
         (k)     Bond Buyer 1-Year Note

         There are differences and similarities between the investments which the Fund may purchase and the investments measured by the indices which are described herein. The market prices and yields of taxable and tax-exempt bonds will fluctuate. There are important differences among the various investments included in the indices that should be considered in reviewing this information.

(8)      MONEY MARKET FUNDS
         Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and an investment in money market fund shares is neither insured nor guaranteed by the U.S. Government, but share values usually remain stable.


(9)      HISTORICAL ASSET CLASS RETURNS
         From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally wil fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

(10)     STRONG FAMILY OF FUNDS
         The Strong Family of Funds offers a comprehensive range of conservative to aggressive investment options. All of the members of the Strong Family and their investment objectives are listed below. The Funds are listed in ascending order of risk and return, as determined by the Funds' Advisor.

FUND NAME                           INVESTMENT OBJECTIVE
---------                           --------------------
 Strong U.S. Treasury Money Fund    Current income, a stable share price, and daily liquidity.
 Strong Money Market Fund           Current income, a stable share price, and daily liquidity.
 Strong Heritage Money Fund         Current income, a stable share price, and daily liquidity.
 Strong Municipal Money Market      Federally  tax-exempt current  income,  a stable  share-price, and  daily
 Fund                               liquidity.
 Strong Advantage Fund              Current income with a very low degree of share-price fluctuation.
 Strong Municipal Advantage Fund    Federally  tax-exempt current  income with  a very  low degree  of share-
                                    price fluctuation.
 Strong Short-Term Bond Fund        Total return by  investing for a high level of current  income with a low degree of share-price fluctuation.
 Strong Short-Term Municipal Bond   Total  return by  investing  for  a high  level  of federally  tax-exempt
 Fund                               current income with a low degree of share-price fluctuation.
 Strong Short-Term Global Bond      Total return by investing  for a high level of  income with a low  degree
 Fund                               of share-price fluctuation.
 Strong Government Securities       Total  return by  investing for  a high  level of  current income  with a
 Fund                               moderate degree of share-price fluctuation.
 Strong Insured Municipal Bond      Total  return  by  investing for  a  high level  of  federally tax-exempt
 Fund                               current income with a moderate degree of share-price fluctuation.
 Strong Municipal Bond Fund         Total  return  by investing  for  a high  level  of  federally tax-exempt current income with a moderate degree of share-price fluctuation.
 Strong Corporate Bond Fund         Total  return by  investing for  a high  level of  current income  with a moderate degree of share-price fluctuation.
 Strong International Bond Fund     High total return by investing for both income and capital appreciation.
 Strong High-Yield Municipal Bond   Total return  by  investing for  a  high  level of  federally  tax-exempt
 Fund                               current income.
 Strong Asset Allocation Fund       High total return consistent with reasonable risk over the long term.
 Strong American Utilities Fund     Total return by investing for both income and capital growth.
 Strong Total Return Fund           High total return by investing for capital growth and income.
 Strong Opportunity Fund            Capital growth.
 Strong Growth Fund                 Capital growth.
 Strong Common Stock Fund*          Capital growth.
 Strong Discovery Fund              Capital growth.
 Strong International Stock Fund    Capital growth.
 Strong Asia Pacific Fund           Capital growth.

* The Strong Common Stock Fund is currently closed to new investors.

         The Advisor also serves as Advisor or Subadvisor to several management investment companies, some of which fund variable annuity separate accounts of certain insurance companies.

         The Fund may from time to time be compared to the other funds in the Strong Family of Funds based on a risk/reward spectrum. In general, the amount of risk associated with any investment product is commensurate with that product's potential level of reward. The Strong Funds risk/reward continuum or any Fund's position on the continuum may be described or diagrammed in marketing materials. The Strong Funds risk/reward continuum positions the risk and reward potential of each Strong Fund relative to the other Strong Funds, but is not intended to position any Strong Fund relative to other mutual funds or investment products. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio.

ADDITIONAL FUND INFORMATION

(1)      DURATION

         Duration is a calculation that measures the price sensitivity of the Fund to changes in interest rates. Theoretically, if the Fund had a duration of 2.0, a 1% increase in interest rates would cause the prices of the bonds in the Fund to decrease by approximately 2%. Conversely, a 1% decrease in interest rates would cause the prices of the bonds in the Fund to increase by approximately 2%. Depending on the direction of market interest rates, the Fund's duration may be shorter or longer than its average maturity.

(2)      PORTFOLIO CHARACTERISTICS

         In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

(3)      MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE

         Occasionally statistics may be used to specify Fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:
                                                         2
      Standard deviation = the square root of  +(x  - x )
                                                  i    m
                                                --------
                                                n-1
where    +  = "the sum of",
         x  = each individual return during the time period,
          i
         x  = the average return over the time period, and
          m
         n  = the number of individual returns during the time period.

         Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.

         Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

                              GENERAL INFORMATION

BUSINESS PHILOSOPHY

         The Advisor is an independent, Midwestern-based investment advisor, owned by professionals active in its management. Recognizing that investors are the focus of its business, the Advisor strives for excellence both in investment management and in the service provided to investors. This commitment affects many aspects of the business, including professional staffing, product development, investment management, and service delivery. Through its commitment to excellence, the Advisor intends to benefit investors and to encourage them to think of Strong Funds as their mutual fund family.

         The increasing complexity of the capital markets requires specialized skills and processes for each asset class and style. Therefore, the Advisor believes that active management should produce greater returns than a passively managed index. The Advisor has brought together a group of top-flight investment professionals with diverse product expertise, and each concentrates on their investment specialty. The Advisor believes that people are the firm's most important asset. For this reason, continuity of professionals is critical to the firm's long-term success.

INVESTMENT ENVIRONMENT

         Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

         These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863.

1. Have a plan - even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

2. Start investing as soon as possible. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

3. Diversify your portfolio. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.


4. Invest regularly. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.


5. Maintain a long-term perspective. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and principal loss.

6. Consider stocks to help achieve major long-term goals. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

7. Keep a comfortable amount of cash in your portfolio. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

8. Know what you're buying. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions... request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

                              PORTFOLIO MANAGEMENT


         The portfolio manager works with a team of analysts, traders, and administrative personnel. From time to time, marketing materials may discuss various members of the team, including their education, investment experience, and other credentials.



         The Advisor believes that the Fund represents an opportunity for investors seeking higher yields than municipal money market funds generally provide, with less share-price fluctuation than short-term bond funds generally provide. As an ultra-short term bond fund with an average effective maturity of one year or less, the Fund may complement a short-term cash-oriented investment portfolio, by providing higher risk and return potential than a money market fund.



         The Advisor intends to adjust the average effective portfolio maturity, carefully select market sectors, industries, and issues, and intensively manage other aspects of the portfolio to pursue the investment objectives of the Fund. The investment process is research driven, and includes extensive canvassing of available municipal securities.



         The Advisor believes that a considerable portion of the municipal investment marketplace consists of smaller, local individual issuers which are underfollowed and which offer potential value. The Advisor intends to actively seek out such issuers. After locating such issues, independent, fundamental analysis is conducted to determine their suitability, from the standpoint of credit risk and return potential, for the portfolio. By this active management approach, the Advisor intends to add value to the investment selection process, and to the portfolio as a whole.


                            INDEPENDENT ACCOUNTANTS

         Coopers & Lybrand L.L.P., 411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent certified public accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

                                 LEGAL COUNSEL

         Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, acts as outside legal counsel for the Fund.

                                    APPENDIX

                                  BOND RATINGS

                         STANDARD & POOR'S DEBT RATINGS

         A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

                 1. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

                 2.  Nature of and provisions of the obligation.

                 3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
         AAA Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE
         Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

         B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

         CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

         CC Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

         C Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

         D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         MOODY'S LONG-TERM DEBT RATINGS

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such Bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes Bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                   FITCH INVESTORS SERVICE, INC. BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.


         BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

          B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

        CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

          C Bonds are in imminent default in payment of interest or principal.

    DDD, DD
      and D    Bonds are in default on interest and/or principal payments.
               Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.


                   DUFF & PHELPS, INC. LONG-TERM DEBT RATINGS

         These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

         Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

         The Credit Rating Committee formally reviews all ratings once per
quarter (more frequently, if necessary).   Ratings of 'BBB-' and higher fall
within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING SCALE              DEFINITION
------------------------------------------------------------------------------------------------------------------
AAA                       Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
------------------------------------------------------------------------------------------------------------------
AA+                       High credit quality.  Protection factors are strong.  Risk is modest, but may
AA                        vary slightly from time to time because of economic conditions.
AA-
------------------------------------------------------------------------------------------------------------------
A+                        Protection factors are average but adequate.  However, risk factors are more
A                         variable and greater in periods of economic stress.
A-
------------------------------------------------------------------------------------------------------------------
BBB+                      Below average protection factors but still considered sufficient for prudent
BBB                       investment.  Considerable variability in risk during economic cycles.
BBB-
------------------------------------------------------------------------------------------------------------------
BB+                       Below investment grade but deemed likely to meet obligations when due.
BB                        Present or prospective financial protection factors fluctuate according to
BB-                       industry conditions or company fortunes.  Overall quality may move up or down frequently within this category.
------------------------------------------------------------------------------------------------------------------
B+                        Below investment grade and possessing risk that obligations will not be met
B                         when due.  Financial protection factors will fluctuate widely according to
B-                        economic cycles, industry conditions and/or company fortunes.  Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
------------------------------------------------------------------------------------------------------------------
CCC                       Well below investment grade securities.  Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.
                          Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
------------------------------------------------------------------------------------------------------------------
DD                        Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or interest payments.
DP                        Preferred stock with dividend arrearages.
------------------------------------------------------------------------------------------------------------------

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         Ratings graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                         STANDARD & POOR'S NOTE RATINGS

         A S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

         The following criteria will be used in making the assessment:

                 Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

                 Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

         The note rating symbols and definitions are as follows:

         SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay interest and principal, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3 Speculative capacity to pay principal and interest.

                        MOODY'S COMMERCIAL PAPER RATINGS

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
(i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

                              MOODY'S NOTE RATINGS

         MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

         MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

         SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.


                FITCH INVESTORS SERVICE, INC. SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+ (Exceptionally Strong Credit Quality) Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 (Very Strong Credit Quality) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

         F-2 (Good Credit Quality) Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

         F-3 (Fair Credit Quality) Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-S (Weak Credit Quality) Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D (Default) Issues assigned this rating are in actual or imminent payment default.

         LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                  DUFF & PHELPS, INC. SHORT-TERM DEBT RATINGS

         Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

         Emphasis is placed on liquidity which as defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.



         Rating Scale:     Definition
         ------------      ----------

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                          Good Grade

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                          Satisfactory Grade

         Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                          Non-investment Grade

         Duff 4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                          Default

         Duff 5 Issuer failed to meet scheduled principal and/or interest payments.


                   THOMSON BANKWATCH (TBW) SHORT-TERM RATINGS

         The TBW Short-Term Ratings apply, unless otherwise noted, to unsubordinated instruments of the rated entities with a maturity of one year or less, including deposits, bank notes, bankers' acceptances, federal funds, letters of credit, commercial paper and other obligations comparable in priority and security to those specifically listed herein. These ratings do not consider any collateral or security as the basis for the rating, although some of the securities may in fact have collateral. Further, these ratings do not incorporate consideration of the possible sovereign risk associated with a foreign deposit (defined as a deposit taken in a branch outside the country in which the rated entity is headquartered) of the rated entity. TBW Short-Term Ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                            IBCA SHORT-TERM RATINGS

         IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt which has a maturity of less than one year.

         A1+ Obligations supported by the highest capacity for timely repayment and possess a particularly strong credit feature.

         A1 Obligations supported by the highest capacity for timely repayment.

        A2      Obligations supported by a good capacity for timely repayment.

        A3 Obligations supported by a satisfactory capacity for timely repayment.

        B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

        C Obligations for which there is a high risk of default or which are currently in default.

        D       Obligations which are currently in default.

                          STRONG MUNICIPAL FUNDS, INC.

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (1) Strong Municipal Money Market Fund (all included or incorporated by reference in Parts A & B).

                       Schedules of Investments in Securities
                       Statements of Operations
                       Statements of Assets and Liabilities
                       Statements of Changes in Net Assets
                       Notes to Financial Statements
                       Financial Highlights
                       Report of Independent Accountants

               (2)     Strong Municipal Advantage Fund.

                       Inapplicable

          (b)  Exhibits

               (1)     Amended and Restated Articles of Incorporation
               (1.1)   Amendment to Articles of Incorporation
               (2)     Restated Bylaws
               (3)     Inapplicable
               (4)     Specimen Stock Certificate
               (5)     Investment Advisory Agreement
               (6)     Distribution Agreement
               (7)     Inapplicable
               (8)     Custody Agreement
               (9)     Shareholder Servicing Agent Agreement
               (10)    Opinion of Counsel
               (11)    Consent of Auditor
               (12)    Inapplicable
               (13)    Inapplicable
               (14)    Inapplicable
               (15)    Inapplicable
               (16)    Computation of Performance Figures
               (17)    Power of Attorney
               (18)    Letter of Representation
               (27)    Financial Data Schedule (Municipal Money)

Item 25.  Persons Controlled by or under Common Control with Registrant

          Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                                                                    Number of Record Holders
                          Title of Class                              as of November 7, 1995
                          --------------                            --------------------------
                 Common Stock, $.00001 par value:

                    Strong Municipal Advantage Fund                               None
                    Strong Municipal Money Market Fund                            25,721

Item 27.  Indemnification

     Officers and directors are insured under a joint errors and omissions insurance policy underwritten by American International Surplus Lines Insurance Company and First State Insurance Company in the aggregate amount of $10,000,000, subject to certain deductions. Pursuant to the authority of the Wisconsin Business Corporation Law, Article VII of Registrant's Bylaws provides as follows:

         ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

                 SECTION 7.01. Mandatory Indemnification. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through 180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

                 SECTION 7.02. Permissive Supplementary Benefits. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

                 SECTION 7.03. Amendment. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

                 SECTION 7.04. Investment Company Act. In no event shall the Corporation indemnify any person thereunder in contravention of any provision of the Investment Company Act.

Item 28.  Business and Other Connections of Investment Advisor

         The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Funds" with respect to Strong Municipal Money Market Fund and "Directors and Officers of the Corporation" with respect to Strong Municipal Advantage Fund, and "Investment Advisor and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 29.  Principal Underwriters

          (a) Strong Funds Distributors, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong American Utilities Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Asset Allocation Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Government Securities Fund, Inc.; Strong Growth Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Institutional Funds, Inc.; Strong Insured Municipal Bond Fund, Inc.; Strong International Bond Fund, Inc.; Strong International Stock Fund, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Opportunity Fund, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Special Fund II, Inc.; Strong Total Return Fund, Inc.; Strong U.S. Treasury Money Fund, Inc.; and Strong Variable Insurance Funds, Inc.

          (b) The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Funds" with respect to Strong Municipal Money Market Fund and "Directors and Officers of the Corporation" with respect to Strong Municipal Advantage Fund, and "Investment Advisor and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          (c)  Inapplicable

Item 30.  Location of Accounts and Records

          All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Treasurer, Ronald A. Neville, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 31.  Management Services

          All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings

          (a)  Inapplicable.

          (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement with respect to Strong Municipal Advantage Fund.

          (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered, upon request and without charge, a copy of Strong Municipal Money Market Fund's latest annual report to shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Post-Effective Amendment No. 12 meets all the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, and that it has duly caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 16th day of November, 1995.

                                                STRONG MUNICIPAL FUNDS, INC.
                                                (Registrant)


                                                BY: /s/ John Dragisic
                                                    ---------------------------
                                                    John Dragisic, President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

              NAME                                       TITLE                                   DATE
              ----                                       -----                                   ----
                                             President (Principal Executive
 /s/ John Dragisic                           Officer) and a Director                       November 16, 1995
-------------------------------
 John Dragisic

                                             Treasurer (Principal Financial and
 /s/ Ronald A. Neville                       Accounting Officer)                           November 16, 1995
-------------------------------
 Ronald A. Neville


 /s/ Richard S. Strong                       Chairman of the Board and a Director          November 16, 1995
-------------------------------
 Richard S. Strong


                                             Director                                      November 16, 1995
-------------------------------
 Marvin E. Nevins*


                                             Director                                      November 16, 1995
-------------------------------
 Willie D. Davis*


                                             Director                                      November 16, 1995
-------------------------------
 William F. Vogt*


                                             Director                                      November 16, 1995
-------------------------------
 Stanley Kritzik*

* Thomas P. Lemke signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 10 to the Registration Statement of Registrant filed with the SEC on or about April 24, 1995.


                                                  By:    /s/ Thomas P. Lemke
                                                      --------------------------
                                                         Thomas P. Lemke

                                 EXHIBIT INDEX

                                                                                                 EDGAR
  Exhibit No.                              Exhibit                                             Exhibit No.
  -----------                              -------                                             -----------
 (1)             Amended and Restated Articles of Incorporation                                EX-99.B1(2)

 (1.1)           Amendment to Articles of Incorporation                                        EX-99.B1.1

 (2)             Restated Bylaws                                                               EX-99.B2

 (3)             Inapplicable

 (4)             Specimen Stock Certificate                                                    EX-99.B4

 (5)             Investment Advisory Agreement                                                 EX-99.B5

 (6)             Distribution Agreement                                                        EX-99.B6

 (7)             Inapplicable

 (8)             Custody Agreement                                                             EX-99.B8

 (9)             Shareholder Servicing Agent Agreement                                         EX-99.B9

 (10)            Opinion of Counsel                                                            EX-99.B10

 (11)            Consent of Auditor                                                            EX-99.B11

 (12)            Inapplicable

 (13)            Inapplicable

 (14)            Inapplicable

 (15)            Inapplicable

 (16)            Computation of Performance Figures                                            EX-99.B16(1)

 (17)            Power of Attorney(2)

 (18)            Letter of Representation                                                      EX-99.B18

 (27)            Financial Data Schedule (Municipal Money)                                     EX-27.1
                                                                                               Municipal
                                                                                               Money



(1) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Registrant filed on or about February 24, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Registrant filed on or about April 24, 1995.